UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-4068

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

Hartford Municipal Opportunities ETF

  Schedule of Investments

  October 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 80.0%
	Alabama - 1.5%
$ 1,100,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2027	$1,270,874
90,000	Jefferson County, AL 5.00%, 04/01/2024	100,215
100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	108,223

		1,479,312

	Arizona - 0.1%
110,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	110,037

	California - 2.4%
145,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2020	150,857
1,500,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2040	1,554,540
150,000	Fresno, CA, USD 0.00%, 08/01/2032(2)	88,341
500,000	Golden State Tobacco Securitization Corp. 5.00%, 06/01/2032	547,370
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	107,888

		2,448,996

	Colorado - 0.2%
175,000	Denver Urban Renewal Auth 5.25%, 12/01/2039(1)	171,066

	Connecticut - 3.1%
100,000	City of Bridgeport, CT 5.00%, 07/15/2034	109,063
1,000,000	Connecticut Housing Finance Auth 2.60%, 05/15/2023	997,880
380,000	State of Connecticut 5.00%, 11/15/2025	421,773
1,000,000	5.00%, 09/15/2027	1,115,100
500,000	5.00%, 04/15/2029	549,470

		3,193,286

	Delaware - 0.3%
320,000	Delaware River & Bay Auth 4.00%, 01/01/2019	321,059

	District of Columbia - 3.5%
3,100,000	District of Columbia 5.00%, 06/01/2027	3,574,269

	Florida - 3.0%
1,000,000	Greater Orlando, FL Aviation Auth 5.00%, 10/01/2037	1,084,470
1,550,000	JEA Electric System Rev 5.00%, 10/01/2022	1,680,928
35,000	Putnam County, FL, DA Auth 5.00%, 03/15/2042	37,916
250,000	South Miami, FL, Health Facilities Auth 5.00%, 08/15/2019	255,280

		3,058,594

	Georgia - 3.7%
1,000,000	Burke County, GA, DA Rev 2.05%, 10/01/2032(3)	969,400
200,000	3.00%, 11/01/2045(3)	195,460
200,000	Main Street, GA, Natural Gas, Inc. 5.50%, 09/15/2023	223,352

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 2,000,000	State of Georgia 5.00%, 02/01/2026	$2,325,160

		3,713,372

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	112,205

	Illinois - 10.5%
105,000	Chicago, IL, Board of Education 0.00%, 12/01/2023(2)	86,549
110,000	0.00%, 12/01/2026(2)	77,446
165,000	5.00%, 12/01/2020	166,894
1,490,000	Chicago, IL, Transit Auth 5.00%, 12/01/2021	1,585,166
445,000	5.00%, 06/01/2024	489,206
130,000	5.25%, 12/01/2024	139,335
105,000	5.25%, 12/01/2025	112,379
400,000	City of Chicago, IL 5.00%, 01/01/2024	424,220
90,000	City of Chicago, IL, Wastewater Transmission Rev 5.00%, 01/01/2027	97,517
50,000	5.50%, 01/01/2030	55,273
75,000	City of Decatur, IL 5.00%, 03/01/2035	80,410
100,000	Cook County, IL, GO 5.00%, 11/15/2021	107,660
150,000	Illinois State Finance Auth Rev 5.00%, 11/15/2045	159,308
150,000	Illinois State Toll Highway Auth 5.00%, 01/01/2030	171,036
100,000	Illinois, Metropolitan Pier & Exposition Auth 0.00%, 06/15/2019(2)	98,160
205,000	0.00%, 12/15/2025(2)	152,700
1,000,000	Kane McHenry Cook & DeKalb Counties, IL, USD, No. 300 5.00%, 01/01/2021	1,053,610
100,000	5.00%, 01/01/2032	110,120
150,000	Kendall Kane & Will Counties, IL, USD 0.00%, 02/01/2027(2)	112,125
150,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	161,750
75,000	5.25%, 06/01/2021	79,967
150,000	Regional Transportation Auth 5.00%, 06/01/2024	166,446
500,000	Sales Tax Securitization Corp. 5.00%, 01/01/2029	556,270
1,040,000	State of Illinois 5.00%, 03/01/2021	1,071,044
1,250,000	5.00%, 06/15/2022	1,338,200
450,000	5.00%, 12/01/2024	468,391
1,000,000	5.00%, 02/01/2027	1,037,550
115,000	5.00%, 06/15/2027	127,174
300,000	5.00%, 11/01/2027	311,223
100,000	Village of Bolingbrook, IL 5.00%, 01/01/2028	112,252

		10,709,381

	Iowa - 0.6%
575,000	State of Iowa, FA 5.00%, 02/15/2027	651,613

	Kentucky - 1.5%
110,000	Kentucky Bond Dev. Corp. 5.00%, 09/01/2023	121,382
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(3)	105,011

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 1,250,000	Louisville Regional Airport Auth 5.00%, 07/01/2021	$1,325,025

		1,551,418

	Maryland - 3.6%
40,000	Maryland Health & Higher Educational Facilities Auth 2.88%, 07/01/2023	39,852
3,055,000	State of Maryland 5.00%, 03/15/2029	3,583,423

		3,623,275

	Massachusetts - 2.0%
1,500,000	Commonwealth of Massachusetts 5.00%, 01/01/2042	1,662,615
250,000	Massachusetts Dev. Finance Agency 5.00%, 07/01/2020	259,493
100,000	5.00%, 07/01/2048	106,051

		2,028,159

	Michigan - 3.6%
1,100,000	Michigan Finance Auth 5.00%, 07/01/2035	1,179,684
500,000	5.00%, 11/01/2035	560,120
1,250,000	Michigan State Housing Dev Auth 4.25%, 06/01/2049	1,317,250
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	560,730

		3,617,784

	Minnesota - 1.5%
275,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	294,261
1,000,000	Minneapolis-St Paul Metropolitan Airports Commission 5.00%, 01/01/2035	1,027,770
200,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2030	206,540

		1,528,571

	Nevada - 1.6%
280,000	City of Reno, NV 5.00%, 06/01/2033	309,148
1,000,000	Clark County, NV, School Dist 5.00%, 06/15/2026	1,126,640
200,000	Las Vegas, NV, New Convention Center Auth 5.00%, 07/01/2029	219,766

		1,655,554

	New Jersey - 1.3%
400,000	New Jersey Economic Dev Auth 5.00%, 06/15/2022	425,960
255,000	New Jersey Educational Facs. Auth 5.00%, 06/01/2020	264,371
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	136,035
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033	256,753
250,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	276,860

		1,359,979

	New Mexico - 0.1%
100,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	104,258

	New York - 11.9%
480,000	Metropolitan Transportation Auth 5.00%, 11/15/2020	506,318
1,250,000	New York City, NY, Water & Sewer System 5.25%, 06/15/2040	1,271,812

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 100,000	New York City, NY, Transitional Finance Auth 4.50%, 11/01/2019	$102,496
2,000,000	5.00%, 08/01/2035	2,256,420
1,880,000	New York City, NY, Transitional FA Building Aid Rev 5.00%, 07/15/2034	2,116,805
160,000	New York State Dormitory Auth Rev 3.00%, 07/01/2019	161,163
200,000	5.00%, 02/15/2031	228,526
2,420,000	5.00%, 03/15/2035	2,744,401
750,000	5.00%, 03/15/2037	845,175
1,000,000	5.00%, 02/15/2038	1,104,760
275,000	New York State Thruway Auth Rev 4.00%, 05/01/2019	277,734
500,000	Town of Oyster Bay, NY, GO 4.00%, 02/15/2020	508,080

		12,123,690

	Ohio - 1.6%
1,200,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.88%, 06/01/2047	1,165,188
100,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	113,198
250,000	County of Lucas, OH 5.00%, 11/15/2019	256,223
100,000	5.00%, 11/15/2020	104,425

		1,639,034

	Oklahoma - 0.1%
30,000	Oklahoma Dev. Finance Auth 5.25%, 08/15/2048	31,763
30,000	5.50%, 08/15/2057	32,106

		63,869

	Oregon - 0.6%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis 5.00%, 06/15/2038(4)	30,948
100,000	Clackamas County, OR, Hospital Facility Auth 2.60%, 11/15/2023	98,373
20,000	Marion County, OR, School Dist No. 15 North Marion 0.00%, 06/15/2037(2)	9,140
40,000	Salem Hospital Fac Auth 5.00%, 05/15/2038	42,817
30,000	5.00%, 05/15/2048	31,821
200,000	State of Oregon 4.00%, 12/01/2048	208,194
115,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	122,295
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(2)	54,200

		597,788

	Pennsylvania - 5.1%
490,000	Commonwealth Financing Auth, Pennsylvania 5.00%, 06/01/2020	508,551
100,000	5.00%, 06/01/2027	112,452
100,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2046	104,221
1,000,000	Pennsylvania Economic Dev. Financing Auth 2.63%, 11/01/2021	989,330
750,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2037	816,255
250,000	5.00%, 05/01/2025	281,045
150,000	Pennsylvania Turnpike Commission Rev 5.00%, 12/01/2030	167,618
1,095,000	5.00%, 12/01/2032	1,220,892
750,000	5.00%, 12/01/2034	825,203

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 95,000	5.00%, 12/01/2037	$101,340

		5,126,907

	Puerto Rico - 0.2%
250,000	Commonwealth of Puerto Rico, GO 8.00%, 07/01/2035	147,500
50,000	Puerto Rico Electric Power Auth 5.00%, 07/01/2019	50,551
35,000	5.25%, 07/01/2019	35,443

		233,494

	South Carolina - 1.1%
390,000	SCAGO Educational Facs. Corp. for Pickens School Dist 5.00%, 12/01/2029	430,377
500,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	527,840
125,000	5.00%, 12/01/2050	129,457

		1,087,674

	Tennessee - 1.5%
500,000	Tennessee Energy Acquisition Corp. 5.00%, 02/01/2022	533,095
300,000	5.00%, 02/01/2023	324,369
455,000	5.00%, 02/01/2027	505,915
180,000	Tennessee Housing Development Agency 4.00%, 01/01/2049	187,776

		1,551,155

	Texas - 6.4%
1,125,000	Arlington, TX, Independent School Dist 5.00%, 02/15/2028	1,281,487
65,000	City of Houston, TX Combined Utility System Rev 5.00%, 05/15/2026	72,745
100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	105,340
1,370,000	Keller, TX, Independent School Dist 5.00%, 02/15/2022	1,485,929
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2024	109,434
150,000	Lower, TX, Colorado River Auth 5.00%, 05/15/2019	152,346
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046	507,240
225,000	North Texas Tollway Auth Rev 5.00%, 01/01/2048	243,905
70,000	6.25%, 02/01/2023	73,130
750,000	State of Texas 5.00%, 10/01/2029	891,788
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2019	1,543,455

		6,466,799

	Utah - 2.6%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,133,450
1,250,000	Utah Transit Auth 5.25%, 06/15/2029	1,495,350

		2,628,800

	Virginia - 1.3%
1,295,000	Virginia College Building Auth 5.00%, 02/01/2020	1,341,762

	Washington - 2.5%
1,000,000	Port of Seattle, WA 5.00%, 06/01/2030	1,039,280
500,000	5.00%, 05/01/2036	545,500
160,000	5.50%, 09/01/2020	169,181

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 710,000	State of Washington 5.00%, 08/01/2039		$796,655

			2,550,616

	Wisconsin - 0.9%
250,000	Public Finance Auth, WI 5.00%, 09/30/2024		274,795
100,000	5.00%, 09/01/2025(1)		106,659
100,000	5.00%, 10/01/2043(1)		100,384
400,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/15/2033		410,160

			891,998

	Total Municipal Bonds (cost $81,764,311)		$81,315,774

	Total Long-Term Investments (cost $81,764,311)		$81,315,774

Short-Term Investments - 8.9%
	Other Investment Pools & Funds - 8.9%
9,045,192	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(5)		$9,045,192

	Total Short-Term Investments (cost $9,045,192)		$9,045,192

	Total Investments (cost $90,809,503)	88.9%	$90,360,966
	Other Assets & Liabilities	11.1%	11,339,443

	Total Net Assets	100.0%	$101,700,409

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $488,146, representing 0.5% of net assets.

(2)	Security is a zero-coupon bond.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$81,315,774	$—	$81,315,774	$—
Short-Term Investments	9,045,192	9,045,192	—	—

Total	$90,360,966	$9,045,192	$81,315,774	$—

(1) For the period ended October 31, 2018, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments

  October 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 4.7%
	Agriculture - 0.1%
$ 18,000	Reynolds American, Inc. 5.70%, 08/15/2035	$18,394

	Commercial Banks - 1.3%
185,000	Citigroup, Inc. 3.20%, 10/21/2026	169,827
102,000	Goldman Sachs Group, Inc. 3.50%, 11/16/2026	95,284

		265,111

	Insurance - 1.9%
194,000	MetLife, Inc. 6.40%, 12/15/2036	201,178
218,000	Prudential Financial, Inc. 3 mo. USD LIBOR + 2.380%, 4.50%, 09/15/2047(1)	198,380

		399,558

	Oil & Gas - 1.0%
176,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	161,494
57,000	Petroleos Mexicanos 5.63%, 01/23/2046	44,164

		205,658

	Pipelines - 0.4%
84,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	83,470

	Total Corporate Bonds (cost $1,024,960)	$972,191

Municipal Bonds - 82.6%
	California - 0.8%
$ 155,000	MSR Public Power Agency, CA 6.00%, 07/01/2022	$169,110

	Connecticut - 1.4%
275,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	290,073

	Delaware - 2.8%
485,000	State of Delaware 5.00%, 01/01/2027	567,775

	District of Columbia - 5.7%
	Dist of Columbia
15,000	5.00%, 06/01/2028	17,687
505,000	5.00%, 06/01/2036	566,282
525,000	Dist of Columbia Water & Sewer Auth 5.00%, 10/01/2049	581,904

		1,165,873

	Florida - 1.1%
125,000	Escambia County, FL, Housing Finance Auth 2.05%, 05/01/2021(2)	124,652
95,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	99,091

		223,743

	Georgia - 1.7%
335,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(2)	350,350

	Illinois - 4.9%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	75,978
335,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2034	367,408

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 165,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	$175,941
175,000	Railsplitter Tobacco Settlement Auth, IL 5.00%, 06/01/2027	195,302
195,000	State of Illinois 5.00%, 11/01/2028	200,838

		1,015,467

	Indiana - 0.5%
100,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	104,453

	Iowa - 0.4%
80,000	Iowa Finance Auth 4.00%, 07/01/2048	83,685

	Kentucky - 1.1%
60,000	Kentucky State Property & Building Commission 5.00%, 05/01/2024	66,328
105,000	5.00%, 08/01/2024	116,357
40,000	5.00%, 05/01/2025	44,641

		227,326

	Louisiana - 0.2%
40,000	Louisiana Housing Corp. 4.50%, 12/01/2047	42,684

	Maine - 1.0%
195,000	Maine State Housing Auth 4.00%, 11/15/2048	203,734

	Maryland - 3.9%
490,000	Howard County, MD 5.00%, 02/15/2027	573,550
210,000	Maryland Community Dev Administration 4.50%, 09/01/2048	223,219

		796,769

	Minnesota - 1.5%
145,000	Coon Rapids, MN, Multi-Family Rev 2.20%, 04/01/2021(2)	144,658
70,000	Housing & Redev Auth of The City of Saint Paul Minnesota 2.15%, 03/01/2021(2)	69,726
95,000	2.20%, 09/01/2021(2)	94,609

		308,993

	Nebraska - 0.7%
135,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	140,777

	Nevada - 2.8%
510,000	Clark County, NV 5.00%, 06/01/2037	573,128

	New Jersey - 5.9%
160,000	New Jersey Economic Dev Auth 5.00%, 03/01/2026	170,088
90,000	5.00%, 11/01/2026	98,361
40,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2024	43,847
150,000	5.00%, 12/15/2028	163,944
495,000	New Jersey Turnpike Auth 5.00%, 01/01/2037	549,886
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	193,802

		1,219,928

	New Mexico - 0.5%
105,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	109,685

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	New York - 5.5%
$ 505,000	Metropolitan Transportation Auth 5.00%, 11/15/2035	$560,343
510,000	New York City Water & Sewer System 5.00%, 06/15/2040	565,901

		1,126,244

	Ohio - 6.2%
240,000	Cuyahoga, OH, Metropolitan Housing Auth 2.20%, 06/01/2021(2)	239,258
175,000	Ohio Housing Finance Agency 4.50%, 09/01/2048	187,618
185,000	Ohio Turnpike & Infrastructure Commission 0.00%, 02/15/2036(3)	89,727
155,000	0.00%, 02/15/2037(3)	71,581
295,000	0.00%, 02/15/2041(3)	112,079
495,000	State of Ohio 5.00%, 08/01/2026	575,967

		1,276,230

	Pennsylvania - 3.2%
110,000	Geisinger, Pennsylvania, Health System Auth 5.00%, 02/15/2032	122,948
375,000	Pennsylvania Turnpike Commission Rev 5.00%, 12/01/2034	415,346
65,000	Swarthmore Borough Auth, Pennsylvania 5.00%, 09/15/2047	73,248
50,000	5.00%, 09/15/2048	56,301

		667,843

	Rhode Island - 1.1%
215,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	224,290

	South Carolina - 3.1%
590,000	Patriots Energy Group Financing Agency., SC 4.00%, 10/01/2048(2)	617,258
10,000	Tobacco Settlement Revenue Magm. Auth 6.38%, 05/15/2030	12,839

		630,097

	Tennessee - 0.9%
25,000	Metropolitan Government of Nashville & Davidson County, TN 4.88%, 11/01/2028	27,726
145,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	155,280

		183,006

	Texas - 17.2%
495,000	Cypress-Fairbanks, TX, ISD 5.00%, 02/15/2026	570,889
360,000	Denton Independent School Dist 5.00%, 08/15/2048	396,799
245,000	Grand Parkway Transportation Corp. 5.00%, 10/01/2048	269,502
505,000	Harris County, TX 5.00%, 10/01/2038	563,792
285,000	Mesquite Independent School Dist 5.00%, 08/15/2048	313,908
95,000	North Texas Tollway Auth Rev 5.00%, 01/01/2048	102,355
180,000	Texas Department of Housing & Community Affairs 2.23%, 05/01/2021(2)	179,420
105,000	4.75%, 03/01/2049	113,031
390,000	Texas State Water Dev Board 5.00%, 10/15/2028	456,581

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 495,000	University of Texas, Permanent University Fund 5.00%, 07/01/2027	$569,260

		3,535,537

	Utah - 0.3%
55,000	Salt Lake City Corp. Airport Rev. 5.00%, 07/01/2048	60,434

	Virginia - 5.6%
490,000	Fairfax County, VA, Water Auth 5.00%, 04/01/2029	570,301
495,000	Virginia Public Building Auth 5.00%, 08/01/2029	579,482

		1,149,783

	Washington - 1.5%
295,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	308,484

	West Virginia - 0.4%
80,000	West Virginia Commissioner of Highways 5.00%, 09/01/2027	92,867

	Wyoming - 0.7%
140,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	145,981

	Total Municipal Bonds (cost $17,349,335)	$16,994,349

U.S. Government Securities - 3.6%
	U.S. Treasury Securities - 3.6%
	U.S. Treasury Notes - 3.6%
423,589	0.75%, 07/15/2028	$410,153
326,000	2.88%, 08/15/2028	318,270

		728,423

	Total U.S. Government Securities (cost $728,417)	$728,423

	Total Long-Term Investments (cost $19,102,712)	$18,694,963

Short-Term Investments - 12.8%
	Other Investment Pools & Funds - 3.7%
770,838	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 2.00%(4)	$770,838

	Securities Lending Collateral - 3.9%
793,560	State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%, (4)	793,560

	U.S. Treasury - 5.2%
	U.S. Treasury Bills – 5.2%
$ 973,000	2.00%, 11/08/2018(4)(5)	972,622
100,000	2.13%, 12/13/2018(4)	99,750

		1,072,372

	Total Short-Term Investments (cost $2,636,772)	$2,636,770

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Total Investments (cost $21,739,484)	103.7%		$21,331,733
Other Assets & Liabilities	(3.7)%		(753,057)

Total Net Assets		100.0%	$20,578,676

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Variable rate security; the rate reported is the coupon rate in effect at October 31, 2018.
(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a zero-coupon bond.
(4)	Current yield as of period end.
(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$972,191	$—	$972,191	$—
Municipal Bonds	16,994,349	—	16,994,349	—
U.S. Government Securities	728,423	—	728,423	—
Short-Term Investments	2,636,770	1,564,398	1,072,372	—

Total	$21,331,733	$1,564,398	$19,767,335	$—

(1)	For the period ended October 31, 2018, there were no transfers in and out of Level 3.

Hartford Short Duration ETF

  Schedule of Investments

  October 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 6.1%
	Asset-Backed - Finance & Insurance - 1.4%
$ 418,000	Bellemeade Re Ltd. 1 mo. USD LIBOR + 1.200%, 3.48%, 10/25/2027(1)(2)	$417,738
238,133	Finance of America Structured Securities Trust 3.38%, 09/25/2028(1)(3)	238,071
102,037	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	101,340
50,000	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	49,708
100,000	Regional Management Issuance Trust 3.83%, 07/15/2027(1)	99,510
91,800	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	91,583
94,633	Towd Point Mortgage Trust 3.75%, 05/25/2058(1)(3)	94,159
189,726	VOLT LLC 3.97%, 09/25/2048(1)(4)	189,434
174,288	4.12%, 09/25/2048(1)(4)	173,965

		1,455,508

	Collateralized - Mortgage Obligations - 0.4%
480,000	FREMF 3.36%, 05/25/2045(1)(3)	476,932

	Commercial Mortgage - Backed Securities - 0.6%
525,000	New Residential Funding LLC 3.99%, 11/25/2048(1)(3)	524,994
91,867	Verus Securitization Trust 3.68%, 06/01/2058(1)(3)	91,471

		616,465

	Other ABS - 1.2%
250,000	Colombia Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.64%, 10/25/2028(1)(2)	250,000
207,397	CSMC Trust 4.13%, 07/25/2058(1)	205,940
301,790	Mill City Mortgage Loan Trust 3.50%, 08/25/2058(1)(3)	298,199
91,798	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	91,406
395,501	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(3)	389,651

		1,235,196

	Whole Loan Collateral CMO - 2.5%
94,211	Angel Oak Mortgage Trust I LLC 3.67%, 07/27/2048(1)(3)	94,023
85,501	COLT Mortgage Loan Trust 3.47%, 07/27/2048(1)(3)	85,194
114,109	3.69%, 10/26/2048(1)(3)	114,092
488,374	Deephaven Residential Mortgage Trust 3.79%, 08/25/2058(1)(3)	488,369
270,786	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(3)	270,652
200,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 3.83%, 10/25/2028(1)(2)	200,000
92,855	Mill City Mortgage Loan Trust 3.25%, 05/25/2062(1)(3)	91,532
93,765	3.50%, 05/25/2058(1)(3)	92,743
511,581	New Residential Mortgage Loan Trust 1 mo. USD LIBOR + 0.750%, 3.03%, 01/25/2048(1)(2)	511,586
498,007	4.00%, 02/25/2057(1)(3)	499,043
97,908	Sequoia Mortgage Trust 4.00%, 09/25/2048(1)(3)	97,896

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 94,795	4.50%, 08/25/2048(1)(3)	$95,747

		2,640,877

	Total Asset & Commercial Mortgage Backed Securities (cost $6,435,834)	$6,424,978

Corporate Bonds - 53.3%
	Aerospace/Defense - 0.8%
$ 125,000	General Dynamics Corp. 2.88%, 05/11/2020	$124,539
125,000	3.00%, 05/11/2021	124,119
300,000	L3 Technologies, Inc. 3.85%, 06/15/2023	299,074
350,000	United Technologies Corp. 3.65%, 08/16/2023	346,723

		894,455

	Agriculture - 0.3%
300,000	Reynolds American, Inc. 3.25%, 06/12/2020	298,985

	Auto Manufacturers - 0.9%
75,000	American Honda Finance Corp. 1.70%, 09/09/2021	71,797
150,000	Daimler Finance NA LLC 2.25%, 09/03/2019(1)	148,887
200,000	Ford Motor Credit Co. LLC 2.02%, 05/03/2019	198,606
125,000	General Motors Financial Co., Inc. 3.15%, 06/30/2022	120,053
200,000	3.45%, 04/10/2022	194,691
75,000	Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021(1)	74,451
100,000	Hyundai Capital America 2.60%, 03/19/2020(1)	98,275
50,000	4.13%, 06/08/2023(1)	49,194

		955,954

	Auto Parts & Equipment - 0.2%
200,000	Aptiv plc 3.15%, 11/19/2020	197,782

	Beverages - 0.9%
125,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	122,545
175,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 01/15/2022	175,166
175,000	Constellation Brands, Inc. 2.65%, 11/07/2022	167,562
100,000	2.70%, 05/09/2022	96,072
100,000	3.20%, 02/15/2023	96,912
300,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	287,193

		945,450

	Biotechnology - 0.3%
150,000	Celgene Corp. 2.88%, 08/15/2020	148,345
150,000	2.88%, 02/19/2021	147,775

		296,120

	Chemicals - 1.0%
450,000	Eastman Chemical Co. 3.50%, 12/01/2021	448,533
225,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	224,906
50,000	Nutrien Ltd. 6.50%, 05/15/2019	50,915
10,000	6.75%, 01/15/2019	10,073

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$300,000	Sherwin-Williams Co. 4.20%, 01/15/2022	$301,944

		1,036,371

	Commercial Banks - 17.2%
200,000	ABN Amro Bank N.V. 3.40%, 08/27/2021(1)	198,617
125,000	Bank of America Corp. 2.15%, 11/09/2020	121,993
300,000	2.50%, 10/21/2022	284,996
325,000	2.63%, 04/19/2021	318,845
200,000	Bank of New York Mellon Corp. 2.50%, 04/15/2021	195,993
100,000	Bank of Nova Scotia 2.70%, 03/07/2022	97,323
400,000	Barclays plc 3.25%, 01/12/2021	394,023
100,000	BB&T Corp. 2.05%, 05/10/2021	96,823
200,000	BNP Paribas S.A. 2.38%, 05/21/2020	197,316
200,000	3.50%, 03/01/2023(1)	194,021
250,000	BPCE S.A. 3.00%, 05/22/2022(1)	240,797
250,000	4.00%, 09/12/2023(1)	245,199
250,000	Canadian Imperial Bank of Commerce 3.50%, 09/13/2023	246,743
200,000	Capital One Financial Corp. 2.50%, 05/12/2020	197,170
200,000	3.05%, 03/09/2022	195,162
325,000	Citigroup, Inc. 2.70%, 03/30/2021	318,279
200,000	2.90%, 12/08/2021	195,433
250,000	Citizens Bank NA/Providence 3.70%, 03/29/2023	247,308
275,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	265,089
200,000	Comerica, Inc. 3.70%, 07/31/2023	198,128
250,000	Compass Bank 3.50%, 06/11/2021	247,937
250,000	Cooperatieve Rabobank UA 2.75%, 01/10/2022	242,934
300,000	3.88%, 09/26/2023(1)	298,315
250,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	244,127
200,000	Danske Bank A/S 3.88%, 09/12/2023(1)	194,451
150,000	Deutsche Bank AG 3.15%, 01/22/2021	146,263
150,000	3.30%, 11/16/2022	141,640
100,000	4.25%, 10/14/2021	99,180
250,000	Discover Bank 3.10%, 06/04/2020	248,036
250,000	DNB Bank ASA 2.38%, 06/02/2021(1)	241,817
350,000	Fifth Third Bancorp 2.60%, 06/15/2022	336,427
75,000	2.88%, 07/27/2020	74,324
300,000	Goldman Sachs Group, Inc. 2.35%, 11/15/2021	288,675
200,000	2.88%, 02/25/2021	197,034
300,000	3.00%, 04/26/2022	292,010
250,000	5.25%, 07/27/2021	260,004
200,000	HSBC Holdings plc 2.95%, 05/25/2021	196,707

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 200,000	3.40%, 03/08/2021	$198,944
200,000	HSBC USA, Inc. 2.35%, 03/05/2020	197,638
300,000	Huntington Bancshares, Inc. 2.30%, 01/14/2022	286,933
300,000	3.15%, 03/14/2021	296,594
575,000	ING Groep N.V. 4.10%, 10/02/2023	571,152
200,000	Intesa Sanpaolo S.p.A. 3.13%, 07/14/2022(1)	181,740
200,000	JP Morgan Chase & Co. 2.30%, 08/15/2021	193,624
325,000	2.40%, 06/07/2021	316,625
150,000	2.75%, 06/23/2020	148,525
300,000	2.97%, 01/15/2023	290,264
250,000	KeyBank NA 2.40%, 06/09/2022	239,948
225,000	KeyCorp 5.10%, 03/24/2021	232,882
200,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023%, 3.19%, 11/28/2023(1)(2)	190,600
250,000	Manufacturers & Traders Trust Co. 2.63%, 01/25/2021	245,633
250,000	Morgan Stanley 2.50%, 04/21/2021	243,577
325,000	2.63%, 11/17/2021	315,199
325,000	2.75%, 05/19/2022	314,158
125,000	5.63%, 09/23/2019	127,680
250,000	National Australia Bank Ltd. 2.50%, 01/12/2021	244,633
200,000	Nordea Bank AB 2.13%, 05/29/2020(1)	196,063
250,000	PNC Bank NA 2.15%, 04/29/2021	242,302
375,000	2.45%, 11/05/2020	368,381
200,000	Regions Financial Corp. 2.75%, 08/14/2022	192,293
250,000	3.20%, 02/08/2021	247,830
150,000	Royal Bank of Canada 2.15%, 10/26/2020	146,647
525,000	3.70%, 10/05/2023	522,317
125,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	122,866
275,000	Santander UK plc 2.13%, 11/03/2020	267,253
100,000	2.38%, 03/16/2020	98,764
200,000	3.40%, 06/01/2021	198,585
200,000	Standard Chartered plc 2.25%, 04/17/2020(1)	196,113
375,000	3 mo. USD LIBOR + 1.150%, 4.25%, 01/20/2023(1)(2)	374,514
300,000	SunTrust Bank 3 mo. USD LIBOR + 0.500%, 3.53%, 10/26/2021(2)	299,861
225,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	217,816
350,000	Svenska Handelsbanken AB 2.45%, 03/30/2021	341,257
200,000	Toronto-Dominion Bank 2.13%, 04/07/2021	194,359
300,000	UBS AG 2.45%, 12/01/2020(1)	293,468
200,000	UniCredit S.p.A. 3.75%, 04/12/2022(1)	188,971
375,000	Wells Fargo & Co. 2.50%, 03/04/2021	365,455

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 100,000	3 mo. USD LIBOR + 1.230%, 3.76%, 10/31/2023(2)	$101,407

		18,212,010

	Commercial Services - 0.9%
100,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	99,203
280,000	2.60%, 12/01/2021(1)	270,053
250,000	IHS Markit Ltd. 5.00%, 11/01/2022(1)	255,200
300,000	Total System Services, Inc. 3.80%, 04/01/2021	300,536

		924,992

	Construction Materials - 0.3%
350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023	349,486

	Diversified Financial Services - 3.2%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13%, 07/03/2023	148,361
300,000	AIG Global Funding 2.70%, 12/15/2021(1)	290,764
75,000	Air Lease Corp. 2.13%, 01/15/2020	73,830
75,000	2.63%, 07/01/2022	71,592
375,000	3.50%, 01/15/2022	370,781
420,000	Aircastle Ltd. 4.40%, 09/25/2023	416,727
165,000	5.13%, 03/15/2021	168,276
350,000	Ally Financial, Inc. 4.63%, 05/19/2022	350,000
250,000	Capital One Bank USA NA 2.30%, 06/05/2019	249,015
375,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	364,159
400,000	GE Capital International Funding Co. 2.34%, 11/15/2020	388,087
60,000	IHS Markit Ltd. 4.13%, 08/01/2023	59,112
125,000	Navient Corp. 6.50%, 06/15/2022	127,188
300,000	Synchrony Financial 2.70%, 02/03/2020	295,985

		3,373,877

	Electric - 4.3%
175,000	AEP Texas, Inc. 2.40%, 10/01/2022	167,488
450,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	449,658
300,000	Dominion Energy, Inc. 2.50%, 12/01/2019	297,780
125,000	2.75%, 01/15/2022	121,459
335,000	Duquesne Light Holdings, Inc. 6.40%, 09/15/2020(1)	350,219
250,000	EDP Finance B.V. 5.25%, 01/14/2021(1)	255,825
50,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	48,476
400,000	Enel Finance International N.V. 2.88%, 05/25/2022(1)	376,785
250,000	4.25%, 09/14/2023(1)	243,818
125,000	Exelon Corp. 3.50%, 06/01/2022	121,906
125,000	5.15%, 12/01/2020	128,198
150,000	FirstEnergy Corp. 2.85%, 07/15/2022	144,564

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$300,000	Fortis, Inc. 2.10%, 10/04/2021	$286,305
175,000	ITC Holdings Corp. 2.70%, 11/15/2022	167,321
100,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	99,681
150,000	Pacific Gas & Electric Co. 3.85%, 11/15/2023	146,383
105,000	Potomac Electric Power Co. 3.05%, 04/01/2022	102,829
250,000	Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	239,251
375,000	South Carolina Electric & Gas Co. 3.50%, 08/15/2021	374,165
300,000	Southern Co. 2.35%, 07/01/2021	289,877
150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022	149,237

		4,561,225

	Electronics - 0.2%
175,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	174,743

	Entertainment - 0.3%
200,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	197,504
100,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	105,000

		302,504

	Food - 0.7%
290,000	Conagra Brands, Inc. 3.80%, 10/22/2021	290,268
225,000	4.30%, 05/01/2024	225,640
150,000	Kraft Heinz Foods Co. 3.50%, 07/15/2022	148,149
65,000	4.00%, 06/15/2023	64,654
50,000	Kroger Co. 3.85%, 08/01/2023	49,814

		778,525

	Forest Products & Paper - 0.2%
75,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	74,431
150,000	5.40%, 11/01/2020(1)	155,445

		229,876

	Gas - 0.1%
150,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	152,584

	Healthcare-Products - 0.1%
75,000	Thermo Fisher Scientific, Inc. 3.30%, 02/15/2022	74,263

	Healthcare-Services - 0.9%
100,000	Anthem, Inc. 2.25%, 08/15/2019	99,389
175,000	2.95%, 12/01/2022	169,089
100,000	Cigna Corp. 4.00%, 02/15/2022	100,672
150,000	Halfmoon Parent, Inc. 3.20%, 09/17/2020(1)	149,201
240,000	3.75%, 07/15/2023(1)	237,909
150,000	Laboratory Corp. of America Holdings 3.20%, 02/01/2022	147,752

		904,012

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Insurance - 1.9%
$125,000	American International Group, Inc. 2.30%, 07/16/2019	$124,408
125,000	Assurant, Inc. 4.20%, 09/27/2023	124,321
75,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	72,042
275,000	Liberty Mutual Group, Inc. 5.00%, 06/01/2021(1)	282,001
100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023	97,286
150,000	Protective Life Global Funding 2.70%, 11/25/2020(1)	147,981
150,000	3.40%, 06/28/2021(1)	148,929
250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021	258,617
350,000	Torchmark Corp. 7.88%, 05/15/2023	403,784
300,000	Unum Group 3.00%, 05/15/2021	294,734

		1,954,103

	Internet - 0.4%
200,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	191,534
75,000	Netflix, Inc. 5.50%, 02/15/2022	76,492
200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	192,522

		460,548

	Iron/Steel - 0.9%
275,000	ArcelorMittal 5.13%, 06/01/2020	280,839
200,000	6.25%, 02/25/2022	212,720
250,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	251,250
250,000	5.25%, 04/15/2023	250,625

		995,434

	IT Services - 0.6%
125,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	125,157
175,000	DXC Technology Co. 2.88%, 03/27/2020	173,287
250,000	Hewlett Packard Enterprise Co. 3.50%, 10/05/2021	249,234
100,000	NCR Corp. 4.63%, 02/15/2021	98,500

		646,178

	Lodging - 0.4%
225,000	Marriott International, Inc. 2.30%, 01/15/2022	215,070
250,000	MGM Resorts International 6.00%, 03/15/2023	253,750

		468,820

	Machinery-Diversified - 0.4%
75,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	75,797
200,000	John Deere Capital Corp. 2.15%, 09/08/2022	190,521
100,000	Roper Technologies, Inc. 3.00%, 12/15/2020	99,071

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 100,000	3.65%, 09/15/2023	$99,105

		464,494

	Media - 1.7%
100,000	CBS Corp. 2.90%, 06/01/2023(1)	94,412
225,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	224,630
200,000	4.50%, 02/01/2024	200,371
345,000	Comcast Corp. 3.70%, 04/15/2024	343,609
145,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	138,111
50,000	Discovery Communications LLC 2.20%, 09/20/2019	49,549
196,000	3.25%, 04/01/2023	189,253
200,000	Sky plc 2.63%, 09/16/2019(1)	198,886
100,000	Viacom, Inc. 2.75%, 12/15/2019	99,140
225,000	Videotron Ltd. 5.00%, 07/15/2022	224,719

		1,762,680

	Mining - 0.5%
200,000	Anglo American Capital plc 3.75%, 04/10/2022(1)	197,434
200,000	4.13%, 04/15/2021(1)	200,542
100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	95,624

		493,600

	Miscellaneous Manufacturing - 0.2%
250,000	Pentair Finance S.a.r.l. 2.65%, 12/01/2019	248,033

	Oil & Gas - 1.4%
275,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	280,953
150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021	148,584
250,000	Eni S.p.A. 4.00%, 09/12/2023(1)	244,680
250,000	EOG Resources, Inc. 4.10%, 02/01/2021	253,255
100,000	EQT Corp. 2.50%, 10/01/2020	97,521
150,000	Marathon Oil Corp. 2.70%, 06/01/2020	148,178
300,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	298,604

		1,471,775

	Oil & Gas Services - 0.3%
225,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	222,601
100,000	3.63%, 12/21/2022(1)	99,316

		321,917

	Pharmaceuticals - 3.1%
75,000	AbbVie, Inc. 2.30%, 05/14/2021	72,666
250,000	3.75%, 11/14/2023	247,610
200,000	Allergan Funding SCS 3.00%, 03/12/2020	199,276
200,000	3.45%, 03/15/2022	196,683
200,000	Bayer U.S. Finance LLC 2.38%, 10/08/2019(1)	198,340

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 200,000	3.50%, 06/25/2021(1)	$198,729
125,000	Cardinal Health, Inc. 3.20%, 06/15/2022	121,644
300,000	CVS Health Corp. 3.35%, 03/09/2021	298,565
300,000	3.70%, 03/09/2023	295,989
450,000	Elanco Animal Health, Inc. 3.91%, 08/27/2021(1)	449,997
105,000	4.27%, 08/28/2023(1)	104,517
100,000	Mylan N.V. 3.15%, 06/15/2021	97,649
125,000	3.75%, 12/15/2020	124,992
275,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	271,599
175,000	Teva Pharmaceutical Finance Netherlands B.V. 1.70%, 07/19/2019	171,715
250,000	Zoetis, Inc. 3.45%, 11/13/2020	250,306

		3,300,277

	Pipelines - 2.2%
200,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	195,264
120,000	Energy Transfer Partners L.P. 4.20%, 09/15/2023	119,416
100,000	4.65%, 06/01/2021	101,782
100,000	Enterprise Products Operating LLC 2.55%, 10/15/2019	99,428
75,000	2.85%, 04/15/2021	73,810
150,000	4.05%, 02/15/2022	151,441
275,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	277,779
175,000	Kinder Morgan Energy Partners L.P. 3.95%, 09/01/2022	175,285
150,000	4.15%, 03/01/2022	151,590
100,000	MPLX L.P. 3.38%, 03/15/2023	97,454
250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021	254,134
650,000	Western Gas Partners L.P. 4.00%, 07/01/2022	644,444

		2,341,827

	Real Estate - 0.3%
300,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(1)	298,962

	Real Estate Investment Trusts - 1.7%
200,000	American Tower Corp. 3.30%, 02/15/2021	198,320
100,000	5.00%, 02/15/2024	103,680
250,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	247,703
300,000	Crown Castle International Corp. 3.15%, 07/15/2023	287,924
100,000	5.25%, 01/15/2023	104,283
200,000	Host Hotels & Resorts L.P. 5.25%, 03/15/2022	206,694
200,000	Liberty Property L.P. 4.13%, 06/15/2022	202,315
150,000	Realty Income Corp. 3.25%, 10/15/2022	147,667
100,000	Simon Property Group L.P. 2.75%, 06/01/2023	96,127

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$200,000	Welltower, Inc. 3.95%, 09/01/2023	$199,507

		1,794,220

	Retail - 0.5%
175,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	173,208
250,000	AutoNation, Inc. 3.35%, 01/15/2021	247,038
150,000	Dollar Tree, Inc. 3.70%, 05/15/2023	146,194

		566,440

	Semiconductors - 0.6%
300,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	296,501
250,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	244,410
75,000	QUALCOMM, Inc. 3.00%, 05/20/2022	73,499

		614,410

	Software - 0.8%
250,000	Activision Blizzard, Inc. 2.60%, 06/15/2022	241,638
300,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	288,737
310,000	Fiserv, Inc. 3.80%, 10/01/2023	309,395

		839,770

	Telecommunications - 0.7%
100,000	AT&T, Inc. 2.80%, 02/17/2021	98,266
125,000	3.00%, 06/30/2022	121,255
150,000	Nokia Oyj 3.38%, 06/12/2022	143,625
200,000	Telefonica Emisiones SAU 5.13%, 04/27/2020	204,758
200,000	5.46%, 02/16/2021	207,706

		775,610

	Transportation - 1.5%
100,000	AP Moller - Maersk A/S 2.55%, 09/22/2019(1)	99,086
400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	411,065
250,000	CSX Corp. 4.25%, 06/01/2021	254,654
175,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.50%, 06/15/2019(1)	174,290
175,000	2.70%, 03/14/2023(1)	165,304
250,000	4.13%, 08/01/2023(1)	249,412
200,000	4.25%, 01/17/2023(1)	201,096

		1,554,907

	Trucking & Leasing - 0.4%
200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	197,655
250,000	GATX Corp. 2.50%, 07/30/2019	248,736

		446,391

	Total Corporate Bonds (cost $56,793,941)	$56,483,610

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Senior Floating Rate Interests - 13.2%(5)
	Aerospace/Defense - 0.2%
$ 199,000	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.80%, 06/09/2023	$197,933

	Airlines - 0.1%
118,763	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.28%, 10/12/2021	118,578

	Asset-Backed - Finance & Insurance - 0.2%
170,000	AL Alpine AT Bidco GmbH 0.00%, 09/30/2025(6)	170,000

	Auto Parts & Equipment - 0.2%
165,000	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.30%, 10/01/2025	164,794

	Chemicals - 0.2%
EUR 100,000	Starfruit Finco B.V. 3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	114,155
$ 100,000	1 mo. USD LIBOR + 3.250%, 5.51%, 10/01/2025	99,625

		213,780

	Commercial Services - 2.0%
220,000	Allied Universal Holdco LLC 3 mo. USD LIBOR + 4.250%, 0.00%, 07/28/2022(6)	219,588
465,000	Global Payments Inc. 3 mo. USD LIBOR + 1.750%, 4.09%, 10/17/2025	463,549
164,160	Russell Investments U.S. Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	164,264
EUR 170,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	194,009
$ 99,750	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.30%, 06/19/2025	99,483
930,000	United Rentals, Inc. 0.00%, 10/01/2025(6)	932,911

		2,073,804

	Construction Materials - 0.5%
520,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 04/12/2025(6)	517,728

	Distribution/Wholesale - 0.6%
125,000	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 01/02/2025(6)	123,687
99,750	Hamilton Holdco LLC 1 mo. USD LIBOR + 2.000%, 4.40%, 07/02/2025	99,875
375,000	HD Supply, Inc. 0.00%, 10/17/2023(6)	374,610

		598,172

	Diversified Financial Services - 0.9%
520,000	Altice U.S. Finance I Corp. 0.00%, 01/10/2026(6)	518,539
199,499	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.80%, 02/28/2025	198,521
125,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.05%, 10/01/2025	123,646
130,000	NFP Corp. 1 mo. USD LIBOR + 3.000%, 0.00%, 01/08/2024(6)	129,448

		970,154

	Electric - 0.2%
194,503	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 0.00%, 06/30/2023(6)	193,672

	Environmental Control - 0.3%
349,116	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 4.05%, 06/27/2024	349,444

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Food - 0.3%
$ 190,000	IRB Holding Corp 1 mo. USD LIBOR + 3.250%, 0.00%, 02/05/2025(6)	$189,445
135,279	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.29%, 05/24/2024	135,061

		324,506

	Food Service - 0.1%
93,500	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.05%, 03/11/2025	93,442

	Gas - 0.3%
190,000	Messer Industries LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(6)	189,952
EUR 100,000	3 mo. EURIBOR + 2.750% , 0.00%, 10/01/2025(6)	113,645

		303,597

	Healthcare-Products - 0.2%
$ 249,370	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.05%, 09/27/2024	245,475

	Healthcare-Services - 1.7%
460,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.05%, 10/10/2025	450,082
168,468	Gentiva Health Services, Inc. 1 mo. USD LIBOR + 3.750%, 6.06%, 07/02/2025	169,100
EUR 189,525	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	214,795
$ 275,000	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.57%, 09/02/2024	274,244
690,000	Universal Health Services, Inc. 3 mo. USD LIBOR + 1.750%, 0.00%, 10/18/2025(6)	690,863

		1,799,084

	Insurance - 0.3%
234,413	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.30%, 11/03/2024	234,539
100,000	1 mo. USD LIBOR + 6.500%, 8.80%, 08/04/2025	102,575

		337,114

	IT Services - 0.4%
475,000	Science Applications International Corp. 1 mo. ICE LIBOR + 0.017%, 0.00%, 11/05/2025(6)	473,813

	Leisure Time - 0.3%
99,499	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.05%, 12/22/2024	99,485
225,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.80%, 02/01/2024	222,469

		321,954

	Lodging - 0.7%
198,998	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.30%, 10/06/2024	197,903
99,500	Las Vegas Sands LLC 1 mo. USD LIBOR + 1.750%, 4.05%, 03/27/2025	99,082
400,000	Wynn Resorts Ltd. 0.00%, 10/22/2024(6)	397,752

		694,737

	Machinery - Construction & Mining - 0.1%
110,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.05%, 08/01/2025	110,581

	Media - 0.7%
48,267	Mission Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 0.00%, 01/17/2024(6)	48,207
100,000	NEP/NCP Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 0.00%, 10/20/2025(6)	100,350

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 301,733	Nexstar Broadcasting, Inc. 1 mo. ICE LIBOR + 2.250%, 0.00%, 01/17/2024(6)	$301,356
124,687	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.57%, 03/01/2025	123,699
125,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.53%, 08/15/2026	124,531

		698,143

	Miscellaneous Manufacturing - 0.2%
223,869	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.39%, 05/16/2024	222,470

	Oil & Gas - 0.2%
160,000	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 5.65%, 10/01/2025	160,667
100,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.60%, 09/27/2024	100,563

		261,230

	Packaging & Containers - 0.5%
134,663	Flex Acquisition Co., Inc. 1 mo. USD LIBOR + 3.250%, 5.51%, 06/29/2025	134,735
275,000	Multi Color Corp. 1 mo. USD LIBOR + 2.000%, 0.00%, 10/31/2024(6)	275,517
150,000	Plastipak Packaging, Inc. 1 mo. USD LIBOR + 2.500%, 0.00%, 10/14/2024(6)	149,532

		559,784

	Retail - 0.6%
223,864	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.30%, 10/31/2023	221,408
390,000	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 0.00%, 09/25/2024(6)	389,860

		611,268

	Semiconductors - 0.2%
200,000	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 0.00%, 05/29/2025(6)	199,200

	Software - 0.8%
221,591	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.05%, 03/01/2024	221,232
202,549	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.29%, 07/08/2022	201,816
380,000	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.55%, 04/16/2025	377,693
100,000	Web.com Group, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 10/10/2025(6)	99,781

		900,522

	Telecommunications - 0.2%
223,864	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.81%, 02/02/2024	223,653

	Total Senior Floating Rate Interests (cost $13,966,928)	$13,948,632

U.S. Government Agencies - 4.3%
	Mortgage-Backed Agencies - 4.3%
	FHLMC - 1.7%
$ 381,752	3.00%, 01/01/2033	$374,003
575,000	1.13%, 08/12/2021	546,646
55,644	3.82%, 05/25/2048(1)(3)	55,391
330,215	3.50%, 09/15/2043	329,874
500,000	1 mo. USD LIBOR + 0.750%, 3.04%, 10/25/2048(2)	499,380

		1,805,294

	FNMA - 2.6%
405,471	3.00%, 11/01/2032	398,599
297,336	3.50%, 03/01/2033	297,231

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 299,813	3.00%, 04/25/2043		$294,282
448,262	3.00%, 05/25/2047		435,233
296,614	3.50%, 07/25/2054		294,477
1,050,000	3.50%, 11/01/2033(7)		1,049,180

			2,769,002

			4,574,296

	Total U.S. Government Agencies (cost $4,589,342)		$4,574,296

	Total Long-Term Investments (cost $81,786,045)		$81,431,516

Short-Term Investments - 30.5%
	Other Investment Pools & Funds - 30.5%
32,235,950	Fidelity Institutional Government Fund, Institutional Class, 2.07%(8)		$32,235,950

	Total Short-Term Investments (cost $32,235,950)		$32,235,950

	Total Investments (cost $114,021,995)	107.4%	$113,667,466

	Other Assets and Liabilities	(7.4)%	(7,819,404)

	Total Net Assets	100.0%	$105,848,062

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $18,865,749, representing 17.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2018.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2018.

(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	Represents or includes a TBA transaction.
(8)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	40	12/31/2018	$8,426,250	$ (15,656)

Short position contracts:
U.S. Treasury 5-Year Note Future	107	12/31/2018	12,024,961	26,227
U.S. Treasury 10-Year Note Future	10	12/19/2018	$1,184,375	$ 12,223

Total				$ 38,450

Total futures contracts				$ 22,794

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at October 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
635,504	USD	559,000	EUR	SSG	11/30/18	$614	$—

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Hartford Short Duration ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$6,424,978	$—	$6,424,978	$—
Corporate Bonds	56,483,610	—	56,483,610	—
Senior Floating Rate Interests	13,948,632	—	13,948,632	—
U.S. Government Agencies	4,574,296	—	4,574,296	—
Short-Term Investments	32,235,950	32,235,950	—	—
Foreign Currency Contracts(2)	614	—	614	—
Futures Contracts(2)	38,450	38,450	—	—

Total	$113,706,530	$32,274,400	$81,432,130	$—

Liabilities
Futures Contracts(2)	$(15,656)	$(15,656)	$—	$—

Total	$(15,656)	$(15,656)	$—	$—

(1) For the period ended October 31, 2018, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Total Return Bond ETF

  Schedule of Investments

  October 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 21.6%
	Asset-Backed - Finance & Insurance - 6.2%
$ 87,791	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	$85,523
975,000	Apidos CLO 3 mo. USD LIBOR + 1.080%, 3.52%, 04/15/2031(1)(3)	972,991
340,000	Atlas Senior Loan Fund IX Ltd. 3 mo. USD LIBOR + 0.870%, 3.34%, 04/20/2028(1)(3)	337,715
250,000	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.050%, 3.26%, 08/05/2027(1)(3)	249,407
112,101	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	110,812
76,947	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(1)(2)	76,076
950,000	Bellemeade Re Ltd. 1 mo. USD LIBOR + 0.950%, 3.23%, 08/25/2028(1)(3)	951,166
517,000	1 mo. USD LIBOR + 1.200%, 3.48%, 10/25/2027(1)(3)	516,676
1,050,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.65%, 10/22/2030(1)(3)	1,051,788
970,000	Bowman Park CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.49%, 11/23/2025(1)(3)	969,718
950,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 1.000%, 3.44%, 01/15/2031(1)(3)	946,161
49,750	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	49,201
250,000	Magnetite CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.24%, 01/15/2028(1)(3)	248,055
210,167	MFA Trust 3.35%, 11/25/2047(1)(4)	207,768
808,178	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	795,782
929,710	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 3.60%, 07/20/2026(1)(3)	930,589
1,000,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.020%, 3.36%, 07/17/2030(1)(3)	996,884
98,090	PRPM LLC 4.00%, 08/25/2023(1)(2)	97,205
250,000	Sound Point CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.58%, 01/26/2031(1)(3) 248,987
950,000	1 mo. USD LIBOR + 1.150%, 3.60%, 04/18/2031(1)(3)	950,060
	Towd Point Mortgage Trust
1,610,038	2.75%, 10/25/2056(1)(2)	1,570,097
1,627,160	2.75%, 06/25/2057(1)(2)	1,575,591
1,626,520	2.75%, 10/25/2057(1)(2)	1,580,829
132,486	3.75%, 05/25/2058(1)(2)	131,822
765,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.54%, 10/20/2028(1)(3)(5)	765,000
40,701	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(4)	40,295
890,603	VOLT LLC 3.38%, 10/25/2047(1)(4)	883,516
539,220	3.97%, 09/25/2048(1)(4)	538,392
116,192	4.12%, 09/25/2048(1)(4)	115,977
80,113	VOLT LXVI 4.34%, 05/25/2048(1)(4)	79,791
955,000	Voya CLO Ltd. 3 mo. USD LIBOR + 0.900%, 3.35%, 01/18/2029(1)(3)	952,137
610,388	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	581,718

		19,607,729

	Asset-Backed - Home Equity - 0.3%
95,981	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(4)	95,554

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$938,663	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(2)	$940,571

		1,036,125

	Collateralized - Mortgage Obligations - 0.5%
1,590,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 0.750%, 2.88%, 09/25/2048(1)(3)	1,592,103

	Commercial Mortgage - Backed Securities - 5.9%
7,080,735	Banc of America Commercial Mortgage Trust 0.75%, 11/15/2050(2)(6)	381,149
99,798	Benchmark Mortgage Trust 0.53%, 01/15/2051(2)(6)	3,764
10,013,102	0.70%, 07/15/2051(2)(6)	379,291
150,000	CD Commercial Mortgage Trust 3.63%, 02/10/2050	146,298
220,541	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(2)	218,909
360,000	Commercial Mortgage Pass-Through Certificates 4.24%, 02/10/2047(2)	369,159
700,000	Commercial Mortgage Trust 3.18%, 02/10/2035(1)	674,228
150,000	3.50%, 05/10/2048	147,063
455,000	3.62%, 07/10/2050	447,652
1,120,000	3.69%, 08/10/2047	1,115,384
900,000	3.80%, 08/10/2047	901,822
1,095,125	3.96%, 03/10/2047	1,106,450
14,460,232	CSAIL Commercial Mortgage Trust 0.81%, 06/15/2057(2)(6)	563,270
340,000	3.50%, 06/15/2057	332,755
965,000	3.72%, 08/15/2048	955,053
935,000	GS Mortgage Securities Corp. 3.38%, 05/10/2050	909,880
280,007	GS Mortgage Securities Trust 2.85%, 10/10/2049	259,856
205,000	3.44%, 11/10/2049(2)	197,598
890,000	3.63%, 11/10/2047	881,507
100,000	4.07%, 01/10/2047	101,683
1,124,805	JPMBB Commercial Mortgage Securities Trust 3.36%, 07/15/2045	1,112,785
100,000	3.93%, 09/15/2047	100,605
100,000	4.00%, 04/15/2047	101,064
150,000	JPMDB Commercial Mortgage Securities Trust 3.14%, 12/15/2049	141,568
179,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	173,705
150,000	3.64%, 10/15/2048	147,584
4,527,262	Morgan Stanley Capital Trust 1.45%, 06/15/2050(2)(6)	381,756
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	992,498
1,286,132	Verus Securitization Trust 3.68%, 06/01/2058(1)(2)	1,280,587
	Wells Fargo Commercial Mortgage Trust
908,073	2.92%, 10/15/2045	887,275
910,000	3.41%, 12/15/2047	888,093
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,137,769
1,025,000	3.61%, 11/15/2047	1,013,619
100,000	4.00%, 05/15/2047	101,177
100,000	4.05%, 03/15/2047	101,410

		18,654,266

	Other ABS - 3.5%
	ALM Ltd.
975,000	3 mo. USD LIBOR + 0.890%, 3.33%, 04/16/2027(1)(3)	974,811
980,000	3 mo. USD LIBOR + 0.900%, 3.34%, 07/15/2027(1)(3)	979,159

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 250,000	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.72%, 07/20/2029(1)(3)	$250,445
635,000	3 mo. USD LIBOR + 1.490%, 3.96%, 01/20/2029(1)(3)	636,410
250,000	Carlyle US Clo Ltd. 3 mo. USD LIBOR + 1.220%, 3.69%, 07/20/2031(1)(3)	250,463
970,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.000%, 3.45%, 04/18/2031(1)(3)	966,292
144,580	CSMC Trust 4.13%, 07/25/2058(1)	143,564
260,000	Dewolf Park Clo Ltd. 3 mo. USD LIBOR + 1.210%, 3.65%, 10/15/2030(1)(3)	259,964
1,605,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 0.970%, 3.41%, 04/15/2031(1)(3)	1,595,864
250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 0.950%, 3.40%, 04/19/2030(1)(3)	249,643
250,000	Neuberger Berman CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.24%, 07/15/2027(1)(3)	249,575
940,931	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	936,911
925,000	OCP CLO Ltd. mo. USD LIBOR + 1.120%, 3.57%, 10/18/2028(1)(3)	925,000
250,000	OZLM Ltd. 3 mo. USD LIBOR + 1.010%, 3.46%, 07/17/2029(1)(3)	249,500
950,000	3 mo. USD LIBOR + 1.050%, 3.57%, 04/30/2027(1)(3)	948,055
550,000	3 mo. USD LIBOR + 1.280%, 3.75%, 10/20/2031(1)(3)	550,000
346,063	Towd Point Mortgage Trust 3.25%, 07/25/2058(1)(2)	340,945
705,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.190%, 3.66%, 10/18/2031(1)(3)	705,000

		11,211,601

	Whole Loan Collateral CMO - 5.2%
167,521	Bear Stearns ARM Trust 4.37%, 08/25/2035(2)	167,731
105,304	CIM Trust 3.00%, 04/25/2057(1)(2)	103,810
	Fannie Mae Connecticut Avenue Securities
56,568	1 mo. USD LIBOR + 0.550%, 2.83%, 01/25/2030(3)	56,535
94,199	1 mo. USD LIBOR + 0.600%, 2.88%, 07/25/2030(3)	94,224
179,558	1 mo. USD LIBOR + 0.650%, 2.93%, 05/25/2030(3)	179,577
454,893	1 mo. USD LIBOR + 0.650%, 2.93%, 08/25/2030(3)	455,369
344,905	1 mo. USD LIBOR + 0.680%, 2.96%, 10/25/2030(3)	344,810
102,496	1 mo. USD LIBOR + 0.720%, 3.00%, 01/25/2031(3)	102,692
124,968	1 mo. USD LIBOR + 0.750%, 3.03%, 02/25/2030(3)	125,050
81,591	1 mo. USD LIBOR + 0.850%, 3.13%, 11/25/2029(3)	81,758
131,979	1 mo. USD LIBOR + 0.950%, 3.23%, 10/25/2029(3)	132,668
70,602	1 mo. USD LIBOR + 1.150%, 3.43%, 09/25/2029(3)	70,959
65,534	1 mo. USD LIBOR + 1.300%, 3.58%, 04/25/2029(3)	66,000
40,734	1 mo. USD LIBOR + 1.600%, 3.88%, 01/25/2024(3)	40,914
200,000	1 mo. USD LIBOR + 2.200%, 4.48%, 08/25/2030(3)	200,698
200,000	1 mo. USD LIBOR + 2.250%, 4.53%, 07/25/2030(3)	201,712
200,000	1 mo. USD LIBOR + 2.350%, 4.63%, 01/25/2031(3)	200,993
210,000	1 mo. USD LIBOR + 2.600%, 4.88%, 05/25/2024(3)	223,174
890,000	1 mo. USD LIBOR + 3.550%, 5.83%, 07/25/2029(3)	963,875
865,000	1 mo. USD LIBOR + 4.350%, 6.63%, 05/25/2029(3)	964,471
826,700	1 mo. USD LIBOR + 4.900%, 7.18%, 11/25/2024(3)	944,467
805,959	1 mo. USD LIBOR + 5.000%, 7.28%, 07/25/2025(3)	906,498
699,705	1 mo. USD LIBOR + 5.700%, 7.98%, 04/25/2028(3)	808,652
593,000	1 mo. USD LIBOR + 6.000%, 8.28%, 09/25/2028(3)	692,682
1,055,000	1 mo. USD LIBOR + 6.750%, 9.03%, 08/25/2028(3)	1,265,380
975,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 3.83%, 10/25/2028(1)(3)	975,000
963,077	LSTAR Securities Investment Ltd. 1 mo. USD LIBOR + 1.750%, 0.04%, 10/01/2022(1)(3)	958,559
570,276	1 mo. USD LIBOR + 1.550%, 3.81%, 02/01/2023(1)(3)	560,625
	Mill City Mortgage Loan Trust

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 95,354	2.75%, 01/25/2061(1)(2)	$92,851
129,998	3.25%, 05/25/2062(1)(2)	128,145
667,492	New Residential Mortgage Loan Trust 1 mo. USD LIBOR + 0.750%, 3.03%, 01/25/2048(1)(3)	667,498
939,798	4.00%, 04/25/2057(1)(2)	941,699
55,000	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 2.100%, 4.23%, 09/25/2048(1)(3)	54,534
1,746,331	1 mo. USD LIBOR + 1.650%, 3.93%, 04/25/2043(1)(3)	1,763,676
957,425	Towd Point Mortgage Trust 2.75%, 04/25/2055(1)(2)	942,115
92,257	1 mo. USD LIBOR + 0.600%, 2.89%, 02/25/2057(1)(3)	91,907

		16,571,308

	Total Asset & Commercial Mortgage Backed Securities (cost $68,924,819)	$68,673,132

Corporate Bonds - 28.7%
	Aerospace/Defense - 0.5%
445,000	Lockheed Martin Corp. 4.09%, 09/15/2052	402,311
35,000	4.50%, 05/15/2036	35,156
730,000	United Technologies Corp. 3.65%, 08/16/2023	723,165
540,000	3.95%, 08/16/2025	534,751
10,000	4.63%, 11/16/2048	9,620

		1,705,003

	Agriculture - 0.8%
765,000	Altria Group, Inc. 2.85%, 08/09/2022	743,419
635,000	3.88%, 09/16/2046	525,457
110,000	BAT Capital Corp. 2.30%, 08/14/2020(1)	107,646
235,000	3.22%, 08/15/2024(1)	221,753
480,000	4.39%, 08/15/2037(1)	425,463
365,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	360,776

		2,384,514

	Airlines - 0.1%
15,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	14,747
300,000	3.80%, 04/19/2023	292,634

		307,381

	Auto Manufacturers - 0.5%
10,000	Ford Motor Co. 4.75%, 01/15/2043	7,867
245,000	5.29%, 12/08/2046(7)	205,849
650,000	General Motors Co. 5.40%, 04/01/2048(7)	574,033
105,000	5.95%, 04/01/2049	97,484
255,000	6.25%, 10/02/2043	244,045
225,000	6.75%, 04/01/2046	229,888
280,000	General Motors Financial Co., Inc. 3.95%, 04/13/2024	269,017

		1,628,183

	Auto Parts & Equipment - 0.0%
30,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026(7)	27,300

	Beverages - 0.8%
80,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	78,003
415,000	3.65%, 02/01/2026	394,755
70,000	Anheuser-Busch InBev Worldwide, Inc. 3.50%, 01/12/2024	68,202

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 820,000	4.60%, 04/15/2048	$737,586
20,000	4.75%, 04/15/2058	17,843
5,000	Constellation Brands, Inc. 2.65%, 11/07/2022	4,788
105,000	2.70%, 05/09/2022	100,876
475,000	3.60%, 02/15/2028	439,490
120,000	4.40%, 11/15/2025	120,209
10,000	4.50%, 05/09/2047	8,956
436,000	4.75%, 12/01/2025	444,244

		2,414,952

	Biotechnology - 0.2%
245,000	Amgen, Inc. 2.65%, 05/11/2022	236,379
115,000	Celgene Corp. 4.63%, 05/15/2044	103,213
120,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	118,733
310,000	4.15%, 03/01/2047	274,972

		733,297

	Chemicals - 0.6%
75,000	CF Industries, Inc. 4.95%, 06/01/2043	63,375
200,000	Chemours Co. 5.38%, 05/15/2027	186,000
185,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	155,532
40,000	Methanex Corp. 4.25%, 12/01/2024	39,043
105,000	5.65%, 12/01/2044	98,453
55,000	Olin Corp. 5.13%, 09/15/2027(7)	51,219
250,000	SABIC Capital II B.V. 4.00%, 10/10/2023(1)	246,925
40,000	Sherwin-Williams Co. 3.13%, 06/01/2024	37,955
280,000	3.45%, 06/01/2027	258,835
240,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	231,132
660,000	5.18%, 04/24/2028(1)(7)	624,323

		1,992,792

	Commercial Banks - 8.3%
600,000	Banco Santander S.A. 3.80%, 02/23/2028	533,059
135,000	Bank of America Corp. 3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(3)	131,917
105,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(3)	100,084
850,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(3)	783,278
1,865,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(3)	1,769,822
860,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(3)	853,003
200,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(3)(8)(9)	206,000
995,000	BNP Paribas S.A. 3.38%, 01/09/2025(1)	930,078
400,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(8)	352,500
325,000	BPCE S.A. 3.00%, 05/22/2022(1)	313,036
1,560,000	Citigroup, Inc. 3.20%, 10/21/2026	1,432,049
500,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(3)	463,232
20,000	4.13%, 07/25/2028	18,963
EUR 200,000	Cooperatieve Rabobank UA 5 year EUR Swap + 6.697%, 6.63%, 06/29/2021(3)(8)(9)	248,752
	Credit Agricole S.A.

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 270,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(3)	$244,337
200,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(8)	206,750
200,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(3)(8)	214,513
675,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(3)(8)(9)	656,853
EUR 200,000	Danske Bank A/S 5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(3)(8)(9)	228,881
$ 200,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(3)(8)(9)	199,736
20,000	Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(3)	19,443
100,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(3)	96,171
230,000	3.50%, 01/23/2025	220,159
1,255,000	3.50%, 11/16/2026	1,172,369
1,305,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(3)	1,223,448
260,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(3)	244,231
575,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(3)	512,380
40,000	5.15%, 05/22/2045	39,168
200,000	HSBC Holdings plc 3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(3)	192,312
675,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(3)	667,989
675,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(8)	655,594
200,000	Intesa Sanpaolo S.p.A. 4.38%, 01/12/2048(1)	143,855
EUR 200,000	5 year EUR Swap + 6.884%, 7.00%, 01/19/2021(3)(8)(9)	230,716
$ 200,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(7)(8)	181,250
470,000	JP Morgan Chase & Co. 2.40%, 06/07/2021	457,888
230,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(3)	221,202
15,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(3)	14,021
765,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(3)	759,889
620,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(3)	601,145
25,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(3)	23,021
1,015,000	Morgan Stanley 2.50%, 04/21/2021	988,923
125,000	2.75%, 05/19/2022	120,830
825,000	3.13%, 07/27/2026	755,540
975,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(3)	913,100
225,000	4.00%, 07/23/2025	220,918
710,000	Royal Bank of Canada 2.15%, 10/26/2020	694,129
200,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(8)	210,250
300,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	294,879
225,000	Societe Generale S.A. 5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(3)(8)	228,094
400,000	5 year USD Swap + 4.979%, 7.88%, 12/18/2023(1)(3)(7)(8)	402,500
200,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(3)(8)(9)	202,250
200,000	5 year USD Swap + 6.301%, 7.50%, 04/02/2022(1)(3)(8)	202,250
255,000	UBS AG 2.45%, 12/01/2020(1)	249,448
230,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	221,998
200,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(3)(8)(9)	203,450
200,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(3)(8)(9)	208,250
EUR 400,000	UniCredit S.p.A. 5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(3)(8)(9)	382,945
$ 305,000	Wells Fargo & Co. 2.63%, 07/22/2022	292,690
120,000	3.00%, 04/22/2026	110,584
1,535,000	3.07%, 01/24/2023	1,487,296
130,000	4.40%, 06/14/2046	117,758

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 470,000	4.75%, 12/07/2046	$446,676

		26,517,852

	Commercial Services - 0.1%
230,000	United Rentals North America, Inc. 5.88%, 09/15/2026	225,400

	Construction Materials - 0.1%
390,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	383,663

	Diversified Financial Services - 0.5%
385,000	American Express Co. 3.40%, 02/27/2023	377,437
990,000	IHS Markit Ltd. 4.13%, 08/01/2023	975,348
210,000	Navient Corp. 7.25%, 01/25/2022	218,400

		1,571,185

	Electric - 1.9%
830,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(9)	784,252
60,000	AES Corp. 4.00%, 03/15/2021	59,400
60,000	4.88%, 05/15/2023	59,400
125,000	5.13%, 09/01/2027	123,438
40,000	Appalachian Power Co. 6.38%, 04/01/2036	46,581
220,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	206,770
245,000	DTE Energy Co. 1.50%, 10/01/2019	241,355
350,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	337,745
665,000	Duke Energy Corp. 2.65%, 09/01/2026	594,945
30,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	28,055
58,000	Georgia Power Co. 2.00%, 09/08/2020	56,501
245,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	236,514
30,000	ITC Holdings Corp. 3.25%, 06/30/2026	28,057
85,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	95,645
450,000	Pacific Gas & Electric Co. 2.95%, 03/01/2026	399,301
655,000	3.40%, 08/15/2024	619,568
550,000	6.05%, 03/01/2034	588,915
15,000	South Carolina Electric & Gas Co. 3.50%, 08/15/2021	14,967
450,000	4.25%, 08/15/2028	446,370
225,000	4.50%, 06/01/2064	194,175
110,000	Southern California Edison Co. 3.70%, 08/01/2025	109,353
45,000	4.13%, 03/01/2048	41,721
515,000	Southern Co. 3.25%, 07/01/2026	478,108
10,000	4.40%, 07/01/2046	9,188
360,000	Vistra Operations Co. LLC 5.50%, 09/01/2026(1)	354,600

		6,154,924

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Electronics - 0.1%
$ 255,000	Fortive Corp. 2.35%, 06/15/2021	$246,580

	Engineering & Construction - 0.2%
425,000	Fluor Corp. 4.25%, 09/15/2028	406,741
200,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	161,640

		568,381

	Entertainment - 0.1%
215,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	211,238
210,000	WMG Acquisition Corp. 4.88%, 11/01/2024(1)	204,750

		415,988

	Food - 0.4%
45,000	Conagra Brands, Inc. 3.80%, 10/22/2021	45,041
105,000	4.60%, 11/01/2025	105,178
35,000	5.30%, 11/01/2038	33,899
285,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	237,121

570,000	4.63%, 01/30/2029	555,942

285,000	Sysco Corp. 2.50%, 07/15/2021	277,544
		1,254,725
	Food Service - 0.0%
55,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	52,181

	Forest Products & Paper - 0.1%
200,000	Suzano Austria GmbH 6.00%, 01/15/2029(1)	203,750

	Gas - 0.1%
45,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.63%, 05/20/2024	43,200
90,000	5.88%, 08/20/2026	85,050
200,000	Sempra Energy 2.40%, 02/01/2020	197,580

		325,830

	Healthcare-Products - 0.5%
675,000	Becton Dickinson and Co. 3.36%, 06/06/2024	644,975
450,000	3.70%, 06/06/2027	422,551
380,000	Boston Scientific Corp. 4.00%, 03/01/2028	371,453
85,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	77,620
30,000	3.00%, 04/15/2023	28,913

		1,545,512

	Healthcare-Services - 1.1%
130,000	Aetna, Inc. 2.80%, 06/15/2023	123,996
50,000	Anthem, Inc. 2.25%, 08/15/2019	49,694
920,000	3.65%, 12/01/2027	859,991
160,000	Cigna Corp. 3.88%, 10/15/2047	129,593
	Community Health Systems, Inc.
70,000	5.13%, 08/01/2021	66,325
20,000	6.25%, 03/31/2023	18,394

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 500,000	Halfmoon Parent, Inc. 4.13%, 11/15/2025(1)	$494,197
905,000	4.38%, 10/15/2028(1)	885,125
5,000	Humana, Inc. 2.50%, 12/15/2020	4,902
430,000	UnitedHealth Group, Inc. 3.50%, 06/15/2023	429,301
145,000	3.75%, 10/15/2047	127,691
175,000	4.25%, 04/15/2047	167,676
10,000	4.25%, 06/15/2048	9,532

		3,366,417

	Home Builders - 0.1%
160,000	Lennar Corp. 4.75%, 11/29/2027	149,600
70,000	PulteGroup, Inc. 5.50%, 03/01/2026	68,600
135,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025(7)	127,575

		345,775

	Insurance - 0.1%
45,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	42,907
90,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	90,787
110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	96,800
50,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	74,440
140,000	Willis North America, Inc. 3.60%, 05/15/2024	134,692

		439,626

	Internet - 0.6%
895,000	Alibaba Group Holding Ltd. 3.40%, 12/06/2027	816,985
255,000	Amazon.com, Inc. 2.80%, 08/22/2024	243,192
355,000	3.88%, 08/22/2037	334,919
200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	192,522
265,000	3.60%, 01/19/2028(1)	243,095

		1,830,713

	Iron/Steel - 0.3%
20,000	ArcelorMittal 6.13%, 06/01/2025(7)	21,400
125,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	116,875
125,000	5.50%, 10/01/2024	125,781
695,000	Vale Overseas Ltd. 6.25%, 08/10/2026	742,795
25,000	6.88%, 11/10/2039	28,038

		1,034,889

	IT Services - 0.1%
15,000	Apple, Inc. 3.00%, 02/09/2024	14,572
165,000	3.35%, 02/09/2027	158,921
110,000	3.45%, 02/09/2045	94,418
175,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	171,179

		439,090

	Lodging - 0.0%
125,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026(1)	122,188

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Machinery - Construction & Mining - 0.0%
$ 50,000	Caterpillar Financial Services Corp. 1.85%, 09/04/2020	$48,893

	Media - 2.2%
335,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2027(1)	315,319
1,415,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	1,325,304
600,000	5.38%, 05/01/2047	540,027
25,000	5.75%, 04/01/2048	23,659
460,000	6.48%, 10/23/2045	466,973
425,000	Comcast Corp. 2.35%, 01/15/2027	371,593
50,000	3.15%, 02/15/2028	45,936
110,000	3.95%, 10/15/2025	109,818
550,000	4.05%, 11/01/2052	469,516
95,000	4.15%, 10/15/2028	94,219
140,000	4.25%, 10/15/2030	138,083
145,000	4.60%, 10/15/2038	141,877
80,000	4.95%, 10/15/2058	78,338
125,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	119,062
225,000	3.15%, 08/15/2024(1)	212,650
245,000	4.80%, 02/01/2035(1)	220,517
30,000	8.38%, 03/01/2039(1)	37,659
310,000	Discovery Communications LLC 3.95%, 06/15/2025(1)	297,991
270,000	4.90%, 03/11/2026	273,038
130,000	DISH DBS Corp. 5.88%, 07/15/2022	122,850
60,000	6.75%, 06/01/2021	60,600
160,000	Liberty Interactive LLC 8.25%, 02/01/2030	167,200
125,000	TEGNA, Inc. 5.50%, 09/15/2024(1)(7)	124,844
375,000	Viacom, Inc. 4.25%, 09/01/2023	374,412
370,000	4.38%, 03/15/2043	302,792
130,000	Videotron Ltd. 5.38%, 06/15/2024(1)	129,837
210,000	Warner Media LLC 2.95%, 07/15/2026	185,814
330,000	3.80%, 02/15/2027	309,207

		7,059,135

	Mining - 0.1%
400,000	Anglo American Capital plc 4.75%, 04/10/2027(1)	385,130

	Miscellaneous Manufacturing - 0.1%
150,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	147,903

	Office/Business Equipment - 0.1%
340,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	302,175

	Oil & Gas - 1.0%
415,000	Anadarko Petroleum Corp. 3.45%, 07/15/2024	394,259
90,000	4.50%, 07/15/2044	78,666
510,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	483,249
50,000	Continental Resources, Inc. 5.00%, 09/15/2022	50,492
195,000	EnCana Corp. 3.90%, 11/15/2021	194,792

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$305,000	Hess Corp. 4.30%, 04/01/2027	$286,031
5,000	5.60%, 02/15/2041	4,778
105,000	Marathon Oil Corp. 3.85%, 06/01/2025	100,840
190,000	Marathon Petroleum Corp. 3.80%, 04/01/2028(1)	177,471
75,000	Petroleos Mexicanos 6.50%, 01/23/2029(1)	71,775
220,000	6.75%, 09/21/2047	188,826
35,000	Phillips 66 3.90%, 03/15/2028	33,528
195,000	QEP Resources, Inc. 5.25%, 05/01/2023	186,713
110,000	SM Energy Co. 6.13%, 11/15/2022(7)	111,375
400,000	Tullow Oil plc 7.00%, 03/01/2025(1)(7)	392,040
370,000	Valero Energy Corp. 3.40%, 09/15/2026	341,329
195,000	WPX Energy, Inc. 5.25%, 09/15/2024	192,563

		3,288,727

	Packaging & Containers - 0.1%
195,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	194,269
120,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	117,300

		311,569

	Pharmaceuticals - 1.8%
185,000	Allergan Funding SCS 3.45%, 03/15/2022	181,932
20,000	AstraZeneca plc 3.38%, 11/16/2025	19,004
135,000	Bausch Health Cos., Inc. 7.00%, 03/15/2024(1)	141,371
610,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	599,222
370,000	Cardinal Health, Inc. 2.62%, 06/15/2022	353,686
450,000	CVS Health Corp. 3.13%, 03/09/2020	448,968
1,290,000	4.10%, 03/25/2025	1,274,401
335,000	5.05%, 03/25/2048	326,646
15,000	5.13%, 07/20/2045	14,713
255,000	Elanco Animal Health, Inc. 3.91%, 08/27/2021(1)	254,998
230,000	4.27%, 08/28/2023(1)	228,942
350,000	GlaxoSmithKline Capital plc 3.13%, 05/14/2021	348,147
220,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	218,006
180,000	IQVIA, Inc. 4.88%, 05/15/2023(1)	178,088
50,000	Mylan N.V. 3.75%, 12/15/2020	49,997
683,000	3.95%, 06/15/2026	626,724
15,000	Mylan, Inc. 4.55%, 04/15/2028(1)	13,880
45,000	5.20%, 04/15/2048(1)	38,309

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 250,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	$240,188

		5,557,222

	Pipelines - 1.0%
305,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	290,271
130,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	124,800
75,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	76,241
10,000	Energy Transfer Partners L.P. 4.20%, 09/15/2023	9,951
95,000	5.15%, 03/15/2045	83,800
185,000	EQT Midstream Partners L.P. 4.75%, 07/15/2023	186,869
195,000	5.50%, 07/15/2028	194,544
150,000	MPLX L.P. 4.00%, 03/15/2028	140,871
255,000	4.13%, 03/01/2027	243,283
100,000	5.20%, 03/01/2047	94,579
40,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	38,061
465,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	445,311
5,000	3.50%, 01/15/2028(1)	4,688
135,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	129,948
15,000	6.10%, 06/01/2040	16,759
90,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	88,516
155,000	4.50%, 03/15/2028	152,720
265,000	Western Gas Partners L.P. 4.50%, 03/01/2028	252,239
235,000	4.75%, 08/15/2028	225,441
30,000	5.50%, 08/15/2048	26,811
150,000	Williams Cos., Inc. 4.30%, 03/04/2024	149,782
35,000	6.30%, 04/15/2040	37,182

		3,012,667

	Real Estate Investment Trusts - 0.1%
70,000	Crown Castle International Corp. 3.15%, 07/15/2023	67,182
170,000	3.20%, 09/01/2024	160,550
65,000	Equinix, Inc. 5.75%, 01/01/2025	66,219
80,000	5.88%, 01/15/2026	81,400

		375,351

	Retail - 0.5%
85,000	Home Depot, Inc. 3.50%, 09/15/2056	68,794
20,000	4.20%, 04/01/2043	19,160
50,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	43,132
220,000	McDonald’s Corp. 3.35%, 04/01/2023	216,366
465,000	Starbucks Corp. 3.80%, 08/15/2025	451,304
15,000	4.00%, 11/15/2028	14,573
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	72,076
795,000	Walmart, Inc. 3.40%, 06/26/2023	792,319

		1,677,724

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Semiconductors - 0.5%
$ 40,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	$39,533
915,000	3.13%, 01/15/2025	836,926
310,000	3.63%, 01/15/2024	296,849
140,000	Intel Corp. 4.10%, 05/19/2046	133,249
305,000	Microchip Technology, Inc. 4.33%, 06/01/2023(1)	298,180

		1,604,737

	Software - 0.7%
140,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	137,511
235,000	First Data Corp. 5.00%, 01/15/2024(1)	232,062
165,000	Microsoft Corp. 3.30%, 02/06/2027	160,089
280,000	3.70%, 08/08/2046	257,711
170,000	3.95%, 08/08/2056	158,168
145,000	MSCI, Inc. 5.75%, 08/15/2025(1)	148,988
80,000	Open Text Corp. 5.88%, 06/01/2026(1)	80,400
150,000	Oracle Corp. 4.00%, 11/15/2047	134,892
165,000	salesforce.com, Inc. 3.25%, 04/11/2023	163,179
150,000	3.70%, 04/11/2028	146,442
635,000	Western Digital Corp. 4.75%, 02/15/2026	586,581

		2,206,023

	Telecommunications - 1.9%
10,000	AT&T, Inc. 4.25%, 03/01/2027	9,698
505,000	4.30%, 02/15/2030(1)	474,452
775,000	4.75%, 05/15/2046	669,219
270,000	Nokia Oyj 4.38%, 06/12/2027	253,935
60,000	6.63%, 05/15/2039	62,550
200,000	Sprint Corp. 7.13%, 06/15/2024	204,500
395,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	395,000
110,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	99,275
695,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	655,037
340,000	Telefonica Emisiones SAU 4.90%, 03/06/2048	302,732
45,000	7.05%, 06/20/2036	52,361
1,210,000	Verizon Communications, Inc. 4.50%, 08/10/2033	1,175,959
1,050,000	4.52%, 09/15/2048	961,131
20,000	4.86%, 08/21/2046	19,028
10,000	5.01%, 08/21/2054	9,566
15,000	5.25%, 03/16/2037	15,422
610,000	Vodafone Group plc 4.38%, 05/30/2028	587,720

		5,947,585

	Transportation - 0.4%
260,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	297,738

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 475,000	CSX Corp. 3.25%, 06/01/2027	$441,891
135,000	FedEx Corp. 4.05%, 02/15/2048	113,999
490,000	Union Pacific Corp. 4.38%, 09/10/2038	477,385

		1,331,013

	Total Corporate Bonds (cost $93,036,001)	$91,493,945

Foreign Government Obligations - 7.0%
	Argentina - 0.1%
EUR 300,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	$260,885

	Egypt - 0.1%
$ 200,000	Egypt Government International Bond 8.50%, 01/31/2047(9)	188,730

	Ghana - 0.1%
400,000	Ghana Government International Bond 8.63%, 06/16/2049(9)	375,221

	Japan - 5.7%
JPY 425,000,000	Japan Treasury Discount Bill 0.17%, 12/03/2018(10)	3,766,376
1,625,000,000	0.82%, 01/09/2019(10)	14,405,631

		18,172,007

	Panama - 0.2%
$ 520,000	Panama Government International Bond 4.30%, 04/29/2053	464,885
200,000	4.50%, 04/16/2050	184,500

		649,385

	Qatar - 0.2%
645,000	Qatar Government International Bond 5.10%, 04/23/2048(1)	654,675

	Romania - 0.2%
582,000	Romanian Government International Bond 6.13%, 01/22/2044(9)	626,674

	Saudi Arabia - 0.1%
400,000	Saudi Government International Bond 4.50%, 10/26/2046(9)	362,401

	Tunisia - 0.1%
EUR 355,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	395,696

	United Arab Emirates - 0.2%
$ 750,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(1)	693,870

	Total Foreign Government Obligations (cost $22,558,391)	$22,379,544

Municipal Bonds - 0.3%
	Development - 0.0%
45,000	California State, GO Taxable 7.63%, 03/01/2040	63,772

	Education - 0.1%
5,000	Chicago, IL, Board of Education 6.14%, 12/01/2039	4,590
135,000	6.32%, 11/01/2029	131,026

		135,616

	General Obligation - 0.2%
582,000	City of Chicago, IL, GO 7.38%, 01/01/2033	628,438

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 40,000	Illinois State, GO 5.88%, 03/01/2019	$40,362

		668,800

	Total Municipal Bonds (cost $876,515)	$868,188

Senior Floating Rate Interests - 3.8%(11)
	Aerospace/Defense - 0.1%
324,185	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.80%, 05/30/2025	$322,247

	Airlines - 0.0%
$98,969	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 4.28%, 10/12/2021	$98,815

	Auto Manufacturers - 0.0%
99,250	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.78%, 11/06/2024	99,332

	Auto Parts & Equipment - 0.0%
125,000	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.30%, 10/01/2025	124,844

	Biotechnology - 0.1%
293,253	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.30%, 05/15/2022	293,497

	Chemicals - 0.0%
100,000	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 5.80%, 09/06/2025	99,875

	Coal - 0.1%
130,000	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.28%, 03/28/2022	130,245

	Commercial Services - 0.0%
100,000	Allied Universal Holdco LLC 3 mo. USD LIBOR + 4.250%, 0.00%, 07/28/2022(12)	99,813

	Construction Materials - 0.1%
370,000	Pisces Midco, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 04/12/2025(12)	368,383

	Diversified Financial Services - 0.1%
129,671	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	129,671
99,749	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.80%, 02/28/2025	99,261
190,000	Financial & Risk US Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.05%, 10/01/2025	187,942

		416,874

	Engineering & Construction - 0.1%
253,109	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.73%, 06/21/2024	253,962

	Food - 0.1%
129,673	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.69%, 08/03/2022	128,903
130,000	IRB Holding Corp 1 mo. USD LIBOR + 3.250%, 0.00%, 02/05/2025(12)	129,620
156,718	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.29%, 05/24/2024	156,466

		414,989

	Gas - 0.0%
100,000	Messer Industries LLC 1 mo. USD LIBOR + 2.500%, 0.00%, 10/01/2025(12)	99,975

	Healthcare-Products - 0.0%
99,748	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.05%, 09/27/2024	98,190

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Healthcare-Services - 0.4%
$ 300,000	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.05%, 10/10/2025	$293,532
259,330	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.80%, 08/18/2022	258,357
375,308	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.14%, 06/07/2023	374,058
270,000	Universal Health Services, Inc. 3 mo. USD LIBOR + 1.750%, 0.00%, 10/18/2025(12)	270,338

		1,196,285

	Household Products - 0.0%
129,673	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.53%, 09/06/2024	127,890

	Insurance - 0.3%
484,842	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.30%, 08/04/2022	485,273
324,154	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 2.750%, 5.05%, 03/01/2021	323,953

		809,226

	Leisure Time - 0.2%
129,673	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.05%, 12/22/2024	129,655
325,000	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.80%, 02/01/2024	321,344

		450,999

	Lodging - 0.1%
130,000	Boyd Gaming Corp. 1 Week USD LIBOR + 2.250%, 4.47%, 09/15/2023	130,050
228,923	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.30%, 10/06/2024	227,664

		357,714

	Machinery - Construction & Mining - 0.0%
110,000	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.05%, 08/01/2025	110,581

	Machinery-Diversified - 0.1%
259,345	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 04/01/2024	259,462

	Media - 0.3%
389,020	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.31%, 04/30/2025	388,973
149,624	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.57%, 03/01/2025	148,439
170,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.53%, 08/15/2026	169,363
130,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.53%, 09/30/2025	129,789
195,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.78%, 01/15/2026	194,181

		1,030,745

	Miscellaneous Manufacturing - 0.1%
96,709	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.28%, 10/20/2024	96,306
99,748	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.39%, 05/16/2024	99,125

		195,431

	Oil & Gas - 0.1%
75,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 7.04%, 12/31/2022	76,000

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 120,000	Grizzly Acquisitions, Inc. 1 mo. USD LIBOR + 3.250%, 5.65%, 10/01/2025	$120,500

		196,500

	Packaging & Containers - 0.2%
183,750	Berry Global, Inc. 3 mo. USD LIBOR + 1.750%, 4.03%, 02/08/2020	183,386
129,671	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.26%, 12/29/2023	129,293
324,175	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.05%, 02/05/2023	324,175

		636,854

	Pharmaceuticals - 0.1%
130,000	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.27%, 06/01/2025	129,970

	Real Estate - 0.1%
130,000	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.28%, 12/20/2024	129,607

	Retail - 0.4%
259,343	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 5.05%, 08/25/2021	258,843
270,000	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 0.00%, 09/25/2024(12)	269,903
195,000	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.80%, 08/18/2023	191,588
129,660	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.53%, 10/25/2020	117,918
130,000	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 6.34%, 09/12/2024	129,602
129,668	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.30%, 06/27/2023	129,393

		1,097,247

	Software - 0.4%
129,668	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.05%, 03/01/2024	129,458
535,332	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.29%, 04/26/2024	532,211
324,177	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.55%, 07/01/2022	325,730
100,000	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.14%, 02/01/2022	99,575
74,805	SkillSoft Corp. 3 mo. USD LIBOR + 4.750%, 7.05%, 04/28/2021	68,980
100,000	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 0.00%, 04/16/2025(12)	99,393
100,000	Web.com Group, Inc. 1 mo. USD LIBOR + 3.750%, 0.00%, 10/10/2025(12)	99,781

		1,355,128

	Telecommunications - 0.3%
325,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.53%, 02/22/2024	325,153
512,446	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.81%, 02/02/2024	511,964
195,000	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.05%, 03/15/2024	186,925

		1,024,042

	Total Senior Floating Rate Interests (cost $12,084,827)	$12,028,722

U.S. Government Agencies - 40.1%
	Mortgage-Backed Agencies - 39.8%
$ 11,151	FHLMC 3.00%, 05/15/2041	$10,919

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

$ 227,816	1 mo. USD LIBOR + 1.200%, 3.48%, 10/25/2029(3)	$230,051
187,695	1 mo. USD LIBOR + 0.550%, 2.83%, 04/25/2030(3)	187,545
585,000	1 mo. USD LIBOR + 1.800%, 4.08%, 07/25/2030(3)	575,811
929,043	1 mo. USD LIBOR + 0.750%, 3.03%, 03/25/2030(3)	931,350
800,000	1 mo. USD LIBOR + 5.550%, 7.84%, 07/25/2028(3)	961,736
188,519	1 mo. USD LIBOR + 0.450%, 2.73%, 07/25/2030(3)	187,917
671,834	3.50%, 01/01/2048	654,324
995,760	3.50%, 06/01/2048	969,867
26,783	3.50%, 03/01/2048	26,088
40,000	3.24%, 08/25/2027	38,578
12,250,000	4.00%, 11/01/2048(13)	12,251,567
100,000	3.00%, 11/01/2033(13)	97,922
11,300,000	3.50%, 11/01/2048(13)	10,998,961
6,975,000	3.00%, 11/01/2048(13)	6,596,043
2,325,000	4.50%, 11/01/2048(13)	2,380,854

		37,099,533

$ 27,705	FNMA 3.50%, 03/25/2045	$27,680
22,929	2.50%, 03/25/2046	21,689
11,870	3.50%, 05/25/2042	11,862
22,562	3.50%, 04/25/2048	22,417
26,540	3.00%, 02/25/2043	25,885
19,803	2.50%, 12/25/2041	18,972
19,478	2.00%, 12/25/2041	18,269
10,035	2.00%, 09/25/2041	9,394
50,126	3.00%, 09/25/2047	48,681
370,000	2.88%, 11/01/2027	346,011
66,510	3.00%, 12/25/2054	64,742
337,430	3.22%, 07/01/2032	316,661
330,000	3.00%, 12/01/2029	304,322
978,825	3.50%, 07/25/2054	971,774
159,132	3.00%, 05/25/2047	154,507
1,797,115	3.50%, 01/01/2048	1,750,177
505,000	3.10%, 12/01/2027	477,755
1,195,000	2.85%, 12/01/2027	1,112,617
600,000	3.18%, 02/01/2027	577,110
99,201	3.50%, 02/25/2048	98,137
287,889	3.50%, 10/25/2056	285,598
200,000	3.10%, 02/01/2027	192,385
345,000	3.16%, 08/01/2027	329,919
255,000	3.00%, 07/01/2027	241,261
397,604	3.50%, 06/01/2048	387,228
31,675,000	3.50%, 11/01/2048(13)	30,829,921
9,000,000	4.00%, 11/01/2048(13)	8,999,648
1,550,000	3.00%, 11/01/2048(13)	1,466,094
5,000,000	4.50%, 11/01/2048(13)	5,119,111

		54,229,827

$ 389,830	GNMA 2.50%, 05/20/2040	$376,665
404,617	2.00%, 06/16/2042	379,903
980,064	2.00%, 01/20/2042	915,127
1,400,000	5.00%, 11/01/2048(13)	1,454,504
10,900,000	3.00%, 11/01/2048(13)	10,421,209
11,200,000	3.50%, 11/01/2048(13)	11,000,062
5,400,000	4.00%, 11/01/2048(13)	5,434,594
5,350,000	4.50%, 11/01/2048(13)	5,487,480

		35,469,544

		126,798,904

	U.S. Government Agencies - 0.3%
$ 975,000	GNMA 3.00%, 11/01/2048(13)	$932,762

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

	Total U.S. Government Agencies (cost $128,050,724)	$127,731,666

U.S. Government Securities - 21.3%
	U.S. Treasury Securities - 21.3%
	U.S. Treasury Bonds - 6.8%
$ 700,000	3.00%, 02/15/2047	$648,895
360,000	3.00%, 08/15/2048	332,873
17,440,000	3.63%, 02/15/2044	18,102,175
1,873,000	3.75%, 11/15/2043	1,983,331
520,000	4.38%, 02/15/2038	600,478

		21,667,752

	U.S. Treasury Notes - 14.5%
551,451	0.38%, 07/15/2027(14)	519,018
8,211,624	0.75%, 07/15/2028(14)	7,951,162
$ 1,945,000	1.13%, 02/28/2021	$1,867,656
10,850,000	1.13%, 08/31/2021	10,320,215
1,885,000	1.38%, 08/31/2023	1,748,779
9,800,000	1.50%, 02/28/2023	9,213,148
420,000	1.75%, 05/15/2023	398,147
2,745,000	1.88%, 02/28/2022	2,651,713
3,490,000	2.75%, 08/15/2021	3,472,823
8,100,000	2.75%, 02/15/2028	7,838,648

		45,981,309

		67,649,061

	Total U.S. Government Securities (cost $68,523,761)	$67,649,061

	Total Long-Term Investments (cost $394,055,038)	$390,824,258

Short-Term Investments - 15.5%
	Other Investment Pools & Funds - 14.8%
47,233,581	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.06%(15)			$47,233,581

	Securities Lending Collateral - 0.7%
2,107,850	State Street Navigator Securities Lending Government Money Market Portfolio, 2.19%(15)			2,107,850

	Total Short-Term Investments (cost $49,341,431)			$49,341,431

	Total Investments Excluding Purchased Options (cost $443,396,469)	138.3%		$440,165,689
	Total Purchased Options (cost $216,740)	0.1%		$253,241

	Total Investments (cost $443,613,209)	138.4%		$440,418,930
	Other Assets & Liabilities	(38.4)%		(122,183,605)

	Total Net Assets		100.0%	$318,235,325

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $61,111,512, representing 19.2% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2018.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $765,000 at October 31, 2018.
(6)	Securities disclosed are interest-only strips.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities was $5,105,111 representing 1.6% of net assets.

(10)	The rate shown represents current yield to maturity.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	Represents or includes a TBA transaction.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	Current yield as of period end.

OTC Swaption Contracts Outstanding at October 31, 2018
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29	BOA	3.25%	Receive	05/13/19	USD	163,000	163,000	$2,719	$2,561	$158
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/15/29	BOA	3.25%	Receive	05/13/19	USD	510,000	510,000	8,508	8,210	298
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 05/31/29	BOA	3.20%	Receive	05/29/19	USD	2,499,000	2,499,000	47,906	28,239	19,667
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29	DEUT	3.20%	Receive	05/30/19	USD	500,000	500,000	9,620	7,450	2,170
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29	BOA	3.20%	Receive	05/30/19	USD	515,000	515,000	9,909	8,009	1,900
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 06/03/29	BOA	3.20%	Receive	05/30/19	USD	2,200,000	2,200,000	42,328	31,856	10,472
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 09/27/29	BOA	3.30%	Receive	09/25/19	USD	1,850,000	1,850,000	37,629	34,965	2,664
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 10/02/29	BOA	3.30%	Receive	09/30/19	USD	4,600,000	4,600,000	94,622	95,450	(828)

Total Puts							12,837,000	$253,241	$216,740	$36,501

Total purchased swaption contracts							12,837,000	$253,241	$216,740	$36,501

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at October 31, 2018 (continued)
Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
CDX.NA.IG.31	GSC		70.00 USD	11/21/18	USD	(23,918,000)	$(45,665)	$(38,866)	$(6,799)

Written swaption contracts:
Puts
CDX.NA.IG.31	GSC		70.00 USD	11/21/18	USD	(23,918,000)	$(33,694)	$(40,063)	$6,369

Total written swaption contracts						(47,836,000)	$(79,359)	$(78,929)	$(430)

Futures Contracts Outstanding at October 31, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	59	12/18/2018	$5,937,065	$(9,422)
U.S. Treasury 2-Year Note Future	33	12/31/2018	6,951,656	(201)
U.S. Treasury 5-Year Note Future	35	12/31/2018	3,933,398	(337)
U.S. Treasury 10-Year Note Future	3	12/19/2018	355,313	(802)

Total				$(10,762)

Short position contracts:
U.S. Treasury 10-Year Ultra Future	155	12/19/2018	$19,391,953	$85,287
U.S. Treasury Ultra Bond Future	2	12/19/2018	298,438	15,121

Total				$100,408

Total futures contracts				$89,646

OTC Credit Default Swap Contracts Outstanding at October 31, 2018

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid		Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB.6	DEUT	USD	175,000	3.00%	05/11/63	Monthly	$—	$	(25,158)	$(23,846)	$1,312
CMBX.NA.BBB.6	MSC	USD	2,775,000	3.00%	05/11/63	Monthly	—		(384,565)	(384,598)	(33)

Total							$—	$	(409,723)	$(408,444)	$1,279

Total traded indices							$—	$	(409,723)	$(408,444)	$1,279

Credit default swaps on single-name issues:
Sell protection:
Russian Federation	MSC	USD	280,000	1.00%	12/20/23	Quarterly	$—	$	(6,405)	$(5,680)	$725
Russian Federation	MSC	USD	130,000	1.00%	12/20/23	Quarterly	—		(2,446)	(2,637)	(191)
Russian Federation	MSC	USD	90,000	1.00%	12/20/23	Quarterly	—		(1,610)	(1,826)	(216)

Total							$—	$	(10,461)	$(10,143)	$318

Total single-name issues							$—	$	(10,461)	$(10,143)	$318

Total OTC contracts							$—	$	(420,184)	$(418,587)	$1,597

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.30	USD	235,000	1.00%	12/20/23	Quarterly	$(11,070)	$(10,863)	$207
CDX.NA.HY.31.V1	USD	4,280,000	5.00%	12/20/23	Quarterly	246,597	246,993	396
ITRAXX.EUR.30	EUR	3,465,000	1.00%	12/20/23	Quarterly	58,128	55,446	(2,682)

Total						$293,655	$291,576	$(2,079)

Total						$293,655	$291,576	$(2,079)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.25% Fixed	USD 17,121,000		06/20/28	Semi-Annual	$1,275,108	$—	$1,287,978	$12,870
3 Mo. USD LIBOR	2.75% Fixed	USD 120,000		12/20/47	Semi-Annual	—	(2,616)	11,836	14,452

Total						$1,275,108	$(2,616)	$1,299,814	$27,322

Foreign Currency Contracts Outstanding at October 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty		Settlement Date	Appreciation		Depreciation
3,370,000	EGP	177,555	USD	GSC		04/22/19	$ 1,660		$—
690,000	EGP	35,622	USD	GSC		04/22/19	1,072		—
1,200,000	EGP	62,926	USD	GSC		04/22/19	890		—
3,320,000	EGP	176,034	USD	GSC		04/22/19	522		—
37,000	EUR	42,216	USD	CBK		11/30/18	—		(193)
1,156,184	USD	1,017,000	EUR	SSG		11/30/18	1,117		—
97,093	USD	82,000	EUR	GSC		12/19/18	3,757		—
90,993	USD	78,000	EUR	SSG		12/19/18	2,210		—
401,613	USD	351,000	EUR	CBK		12/19/18	2,089		—
93,427	USD	81,000	EUR	BCLY		12/19/18	1,229		—
3,852,969	USD	425,000,000	JPY	CBK		12/03/18	77,513		—
14,459,077	USD	1,625,000,000	JPY	SSG		01/09/19	—		(33,163)
Total							$ 92,059		$(33,356)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Currency Abbreviations:
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe

Other Abbreviations:
ABS	Asset-Backed Security
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  October 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2018 in valuing the Fund’s investments.

	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$68,673,132	$—	$68,673,132	$—
Corporate Bonds	91,493,945	—	91,493,945	—
Foreign Government Obligations	22,379,544	—	22,379,544	—
Municipal Bonds	868,188	—	868,188	—
Senior Floating Rate Interests	12,028,722	—	12,028,722	—
U.S. Government Agencies	127,731,666	—	127,731,666	—
U.S. Government Securities	67,649,061	—	67,649,061	—
Short-Term Investments	49,341,431	49,341,431	—	—
Purchased Options	253,241	—	253,241	—
Foreign Currency Contracts(2)	92,059	—	92,059	—
Futures Contracts(2)	100,408	100,408	—	—
Swaps - Credit Default(2)	2,640	—	2,640	—
Swaps - Interest Rate(2)	27,322	—	27,322	—

Total	$440,641,359	$49,441,839	$391,199,520	$—

Liabilities
Foreign Currency Contracts(2)	$(33,356)	$—	$(33,356)	$—
Futures Contracts(2)	(10,762)	(10,762)	—	—
Swaps - Credit Default(2)	(3,122)	—	(3,122)	—
Written Options	(79,359)	—	(79,359)	—

Total	$(126,599)	$(10,762)	$(115,837)	$—

(1)	For the period ended October 31, 2018, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Funds Exchange-Traded Trust

Notes to the Schedule of Investments

1. Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the NYSE Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process — especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At October 31, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral
Tax-Aware Bond ETF	$ 777,697	$ 793,560	$ —
Total Return Bond ETF	1,806,723	2,107,850	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018.

Tax- Aware Bond ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1) U.S. Government Agency	$793,560	$—	$—	$—	$793,560
Total Borrowings	$793,560	$—	$—	$—	$793,560
Gross amount of recognized liabilities for securities lending transactions					$793,560

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Total Return Bond ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1) Corporate Bonds	$2,107,850	$—	$—	$—	$2,107,850
Total Borrowings	$2,107,850	$—	$—	$—	$2,107,850
Gross amount of recognized liabilities for securities lending transactions					$2,107,850

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: December 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: December 28, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)